UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08314

Schwab Annuity Portfolios

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Annuity Portfolios

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Item 1: Report(s) to Shareholders.

Schwab MarketTrack Growth Portfolio II™
Annual report dated December 31, 2015

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment
For the 12-month reporting period ended December 31, 2015, U.S. equities outperformed international equities, though both turned in disappointing overall performances. The global economic outlook remained uncertain amid weakness in the price of commodities, the debt crisis in Greece, and the deceleration of the Chinese economy. Meanwhile, expectations of a potential rise in short-term interest rates in the U.S. also contributed to heightened market volatility. At its December meeting, the Federal Reserve increased the target federal funds rate for the first time in almost ten years. Though this move signaled confidence in the U.S. economic recovery and initially resulted in a rally for many U.S. equity indices, stocks fell soon after. The overall U.S. stock market returned 0.5% for the reporting period, as measured by the Dow Jones U.S. Broad Stock Market Index.
Outside the U.S., both international developed and emerging markets were also affected by global growth concerns, commodity weakness, and rate-rise expectations, while also struggling against a strong U.S. dollar. Many foreign currencies depreciated versus the U.S. dollar over the reporting period, as many central banks increased economic measures to stimulate growth and combat threats of deflation. When the U.S. dollar rises against foreign currencies, returns on overseas investments will generally be reduced in U.S. dollar terms. For the 12-month reporting period, the MSCI EAFE Index (Net), representing the performance of developed international stocks, returned -0.8% for the 12-month reporting period, and the MSCI Emerging Markets Index (Net) returned -14.9%.
U.S. bonds generated positive overall returns during the reporting period, outperforming international bonds which ended the year in negative territory. Yields on U.S. bonds experienced ups and downs over reporting period, as speculation surrounding a potential short-term interest rate increase continued until the eventual rate rise in the middle of December. International bonds were also affected by these expectations, and the strength of the U.S. dollar weighed heavily on returns. Reflecting these conditions, the Barclays U.S. Aggregate Bond Index, representing the broad U.S. bond market, returned 0.6% for the reporting period, while the Citigroup Non-U.S. Dollar World Government Bond Index returned -3.6%.
Money market securities continued to help preserve investor capital, while facing another period of low yields.
Asset Class Performance Comparison % returns during the 12 months ended 12/31/2015

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
Schwab MarketTrack Growth Portfolio II1

Portfolio Management
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. She was appointed portfolio manager of the portfolio in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
2Schwab MarketTrack Growth Portfolio II

Schwab MarketTrack Growth Portfolio II
The Schwab MarketTrack Growth Portfolio II (the portfolio) seeks high capital growth with less volatility than an all-stock portfolio. The portfolio primarily utilizes a fund-of-funds structure that involves holding equity, fixed income, and money market funds selected from within the Schwab Funds and Laudus Funds complex, but it may buy individual securities to accomplish its objective. The portfolio seeks to remain close to the target allocations of 80% equity, 15% fixed income, and 5% cash or cash equivalents (including money market funds), with the equity allocation further diversified into large-cap, small-cap, and international equities.
Market Highlights.  U.S. stocks produced mixed returns for the 12-month reporting period. Large-cap stocks, represented by the S&P 500 Index, returned 1.38%, while small-cap stocks, represented by the Russell 2000 Index, fell 4.41%. Over the reporting period, the U.S. economy showed steady, albeit slow, gains, and in December, after months of anticipation, the Federal Reserve commenced its long-awaited interest rate hike. Internationally, both developed and emerging markets struggled amid weak global commodity prices, slowing growth in China, and economic concerns in Europe, among other impacts. Many foreign currencies depreciated versus the U.S. dollar over the 12-month reporting period, generally reducing overall returns on overseas investments.
Performance.   The portfolio uses the internally calculated Growth Composite Index II (the composite index) as a performance gauge. (Please see Glossary for components of the composite index.)
For the 12-month reporting period ended December 31, 2015, the portfolio returned -0.93%. The S&P 500 Index and the Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 1.38% and 0.55%, respectively. The composite index, described above, returned -0.23%. Differences between the return of the portfolio and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the portfolio that are not incurred by the index.
Positioning and Strategies. The portfolio’s allocations were broadly in line with those of the composite index.
U.S. large-cap equity exposures contributed positively to the portfolio’s total return for the reporting period, with the portfolio’s position in the Schwab® S&P 500 Index Fund returning 1.29%. The portfolio’s position in the Schwab 1000 Index® Fund, representing large/mid-cap equity, contributed slightly to the total return of the portfolio, but detracted slightly from return relative to the index. The Schwab Small-Cap Index Fund®, representing the portfolio’s U.S. small-cap exposure, fell 4.41%, detracting from the portfolio’s total return.
The portfolio’s international equity exposure detracted from the portfolio’s total return and from performance relative to the composite index. The portfolio’s position in the Schwab International Index Fund® returned -0.88%, slightly underperforming the -0.81% return of the MSCI EAFE Index (Net).
The portfolio’s fixed income allocation contributed positively to the portfolio’s total return, with the Schwab Total Bond Market FundTM returning 0.31% for the reporting period. On a relative basis, however, that fund underperformed the composite index’s U.S. fixed income allocation component, the Barclays U.S. Aggregate Bond Index, detracting from the portfolio’s relative performance.
As of 12/31/15:
Statistics
Number of Holdings	10
Portfolio Turnover Rate	9%
Asset Class Weightings % of Investments[1]
Equity Funds – Large-Cap	40.4%
Equity Funds – International	20.1%
Equity Funds – Small-Cap	19.5%
Fixed-Income Funds – Intermediate-Term Bond	15.0%
Short-Term Investments	3.2%
Money Market Funds	1.8%
Total	100.0%
Top Holdings % of Net Assets[2,3]
Schwab S&P 500 Index Fund	30.4%
Schwab International Index Fund	20.1%
Schwab Small-Cap Index Fund	19.5%
Schwab Total Bond Market Fund	15.0%
Schwab 1000 Index Fund	10.1%
Schwab Value Advantage Money Fund, Ultra Shares	1.8%
Total	96.9%
Management views and portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than other asset classes.
Foreign securities can involve risks such as political and economic instability and currency risk.
[1]	The portfolio invests mainly in other Schwab Funds.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
Schwab MarketTrack Growth Portfolio II3

Schwab MarketTrack Growth Portfolio II
Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.
December 31, 2005 – December 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Portfolio and inception Date	1 Year	5 Years	10 Years
Portfolio: Schwab MarketTrack Growth Portfolio II (11/01/96)	-0.93%	7.71%	5.48%
Growth Composite Index II3	-0.23%	8.31%	5.94%
S&P 500® Index	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index	0.55%	3.25%	4.51%
Fund Category: Morningstar Aggressive Allocation	-2.77%	6.69%	4.72%
Portfolio Expense Ratios4: Net 0.68%; Gross 0.90%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	Prior to April 30, 2015, the Growth Composite Index II was known as the Growth Composite Index.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.18%. Net Expense: Expenses reduced by a contractual fee waiver in effect through at least 4/29/17. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
4Schwab MarketTrack Growth Portfolio II

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the portfolio and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2015 and held through December 31, 2015.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the portfolio's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/15	Ending Account Value (Net of Expenses) at 12/31/15	Expenses Paid During Period[2] 7/1/15–12/31/15
Schwab MarketTrack Growth Portfolio II
Actual Return	0.50%	$1,000.00	$ 966.50	$2.48
Hypothetical 5% Return	0.50%	$1,000.00	$1,022.68	$ 2.55
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
Schwab MarketTrack Growth Portfolio II5

Schwab MarketTrack Growth Portfolio II
Financial Statements
Financial Highlights
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$19.43	$19.30	$16.04	$14.50	$14.89
Income (loss) from investment operations:
Net investment income (loss)[1]	0.27	0.28	0.23	0.29	0.27
Net realized and unrealized gains (losses)	(0.42)	0.77	3.48	1.64	(0.40)
Total from investment operations	(0.15)	1.05	3.71	1.93	(0.13)
Less distributions:
Distributions from net investment income	(0.31)	(0.26)	(0.30)	(0.39)	(0.26)
Distributions from net realized gains	(0.49)	(0.66)	(0.15)	—	—
Total distributions	(0.80)	(0.92)	(0.45)	(0.39)	(0.26)
Net asset value at end of period	$18.48	$19.43	$19.30	$16.04	$14.50
Total return	(0.93%)	5.46%	23.56%	13.46%	(1.01%)
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.51% [2]	0.50%	0.50%	0.50%	0.50%
Gross operating expenses	0.75%	0.72%	0.80%	0.83%	0.80%
Net investment income (loss)	1.38%	1.45%	1.28%	1.85%	1.78%
Portfolio turnover rate	9%	14%	13%	8%	20%
Net assets, end of period (x 1,000,000)	$30	$33	$32	$28	$28

1
Calculated based on the average shares outstanding during the period.

The ratio of net operating expenses would have been 0.50% if certain non-routine expenses had not been incurred.
6    See financial notes

Schwab MarketTrack Growth Portfolio II
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
96.9%	Other Investment Companies	19,781,589	28,711,689
3.2%	Short-Term Investments	953,835	953,835
100.1%	Total Investments	20,735,424	29,665,524
(0.1%)	Other Assets and Liabilities, Net		(38,667)
100.0%	Net Assets		29,626,857

Security	Number of Shares	Value ($)
Other Investment Companies 96.9% of net assets
Equity Funds 80.1%
International 20.1%
Schwab International Index Fund (a)	340,402	5,950,219
Large-Cap 40.5%
Schwab 1000 Index Fund (a)	60,017	2,982,867
Schwab S&P 500 Index Fund (a)	285,453	9,008,910
		11,991,777
Small-Cap 19.5%
Schwab Small-Cap Index Fund (a)	240,355	5,792,550
		23,734,546
Security	Number of Shares	Value ($)
Fixed-Income Fund 15.0%
Intermediate-Term Bond 15.0%
Schwab Total Bond Market Fund (a)	472,937	4,440,876
Money Market Fund 1.8%
Schwab Value Advantage Money Fund, Ultra Shares 0.24% (a)(b)	536,267	536,267
Total Other Investment Companies
(Cost $19,781,589)		28,711,689
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.2% of net assets
Time Deposits 3.2%
Australia & New Zealand Banking Group Ltd.
0.09%, 01/04/16	298,639	298,639
Bank of Tokyo-Mitsubishi UFJ
0.09%, 01/04/16	298,639	298,639
JPMorgan Chase Bank
0.09%, 01/04/16	57,918	57,918
Sumitomo Mitsui Banking Corp.
0.09%, 01/04/16	298,639	298,639
Total Short-Term Investments
(Cost $953,835)		953,835

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $21,507,084 and the unrealized appreciation and depreciation were $8,158,440 and ($0) respectively, with a net unrealized appreciation of $8,158,440.
(a)	Issuer is affiliated with the fund's adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of December 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$28,711,689	$—	$—	$28,711,689
Short-Term Investments[1]	—	953,835	—	953,835
Total	$28,711,689	$953,835	$—	$29,665,524
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015.
See financial notes    7

Schwab MarketTrack Growth Portfolio II
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $19,781,589)		$28,711,689
Investments in unaffiliated issuers, (cost $953,835)	+	953,835
Total investments, at value (cost $20,735,424)		29,665,524
Receivables:
Dividends		8,558
Fund shares sold		125
Prepaid expenses	+	164
Total assets		29,674,371
Liabilities
Payables:
Investments bought		9,358
Investment adviser and administrator fees		1,316
Accrued expenses	+	36,840
Total liabilities		47,514
Net Assets
Total assets		29,674,371
Total liabilities	–	47,514
Net assets		$29,626,857
Net Assets by Source
Capital received from investors		20,171,998
Net investment income not yet distributed		455,634
Net realized capital gains		69,125
Net unrealized capital appreciation		8,930,100

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$29,626,857		1,603,322		$18.48

8    See financial notes

Schwab MarketTrack Growth Portfolio II
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$593,208
Interest	+	332
Total investment income		593,540
Expenses
Investment adviser and administrator fees		138,558
Professional fees		29,750
Shareholder reports		24,321
Transfer agent fees		21,444
Independent trustees' fees		9,832
Portfolio accounting fees		6,572
Custodian fees		2,359
Proxy fees		1,898
Registration fees		73
Other expenses	+	817
Total expenses		235,624
Expense reduction by CSIM	–	76,280
Net expenses	–	159,344
Net investment income		434,196
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		518,494
Net realized gains on sales of affiliated underlying funds		316,662
Net realized gains on unaffiliated issuers	+	394
Net realized gains		835,550
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(1,562,535)
Net realized and unrealized losses		(726,985)
Decrease in net assets resulting from operations		($292,789)
See financial notes    9

Schwab MarketTrack Growth Portfolio II
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$434,196	$459,869
Net realized gains		835,550	797,691
Net change in unrealized appreciation (depreciation)	+	(1,562,535)	447,536
Increase (decrease) in net assets from operations		(292,789)	1,705,096
Distributions to Shareholders
Distributions from net investment income		(487,490)	(416,505)
Distributions from net realized gains	+	(779,283)	(1,060,180)
Total distributions		($1,266,773)	($1,476,685)

Transactions in Fund Shares
		1/1/15-12/31/15		1/1/14-12/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		86,074	$1,646,192	192,517	$3,699,470
Shares reinvested		66,254	1,266,773	76,512	1,476,685
Shares redeemed	+	(225,620)	(4,309,467)	(226,925)	(4,364,176)
Net transactions in fund shares		(73,292)	($1,396,502)	42,104	$811,979
Shares Outstanding and Net Assets
		1/1/15-12/31/15		1/1/14-12/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,676,614	$32,582,921	1,634,510	$31,542,531
Total increase or decrease	+	(73,292)	(2,956,064)	42,104	1,040,390
End of period		1,603,322	$29,626,857	1,676,614	$32,582,921
Net investment income not yet distributed			$455,634		$487,459
10    See financial notes

Schwab MarketTrack Growth Portfolio II
Financial Notes
1. Business Structure of the Fund:
Schwab MarketTrack Growth Portfolio II (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio™
Schwab MarketTrack Growth Portfolio II
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is primarily a “fund of funds” as it invests a major portion of its assets in a combination of other Schwab Funds (underlying funds) to achieve its investment objectives and maintain its asset allocation. The fund may also invest directly in equity or fixed income securities and cash equivalents, including money market securities, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2015, 100% of the fund's shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a
11

Schwab MarketTrack Growth Portfolio II
Financial Notes (continued)
2. Significant Accounting Policies (continued):
number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of December 31, 2015 are disclosed in the Portfolio Holdings.
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
12

Schwab MarketTrack Growth Portfolio II
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.
Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
13

Schwab MarketTrack Growth Portfolio II
Financial Notes (continued)
3. Risk Factors (continued):
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
•   Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Investment Style Risk. Certain of the underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Each underlying fund follows these stocks during upturns as well as downturns. Because of their indexing strategy, the underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark indices, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Large-Cap Risk. Many of the risks of the underlying funds are associated with their investment in the large-cap segments of the stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions.
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies.
•   Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund. In exchange for their emphasis on stability and liquidity, money market instruments may offer lower long term performance than stock or bond investments.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.
•   Currency Risk. As a result of an underlying fund's investments in securities denominated in, and/or receiving revenues in foreign currencies, the underlying fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
14

Schwab MarketTrack Growth Portfolio II
Financial Notes (continued)
3. Risk Factors (continued):
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund's use of derivatives could reduce the underlying fund's performance, increase volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the underlying fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates.
•  Liquidity Risk. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
Direct Investment Risk. The fund may invest directly in individual securities as well as other mutual funds, ETFs and cash equivalents, including money market securities to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $500 million	0.44%
Over $500 million	0.39%
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.50% through April 29, 2017.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
15

Schwab MarketTrack Growth Portfolio II
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of December 31, 2015, the Schwab MarketTrack Growth Portfolio II's ownership percentages of other related funds' shares are:
Schwab International Index Fund	0.2%
Schwab 1000 Index Fund	0.0%*
Schwab S&P 500 Index Fund	0.0%*
Schwab Small-Cap Index Fund	0.2%
Schwab Total Bond Market Fund	0.3%
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	0.0%*
*	Less than 0.05%
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended December 31, 2015.
Underlying Funds	Balance of Shares Held at 12/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/15	Market Value at 12/31/15	Realized Gains (Losses) 01/01/15 to 12/31/15	Distributions Received* 01/01/15 to 12/31/15
Schwab International Index Fund	349,591	33,273	(42,462)	340,402	$5,950,219	($26,636)	$160,446
Schwab 1000 Index Fund	63,213	4,471	(7,667)	60,017	2,982,867	58,815	180,263
Schwab S&P 500 Index Fund	308,110	18,890	(41,547)	285,453	9,008,910	265,643	284,346
Schwab Small-Cap Index Fund	245,414	29,141	(34,200)	240,355	5,792,550	12,300	384,925
Schwab Total Bond Market Fund	502,667	61,976	(91,706)	472,937	4,440,876	6,540	101,326
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	535,869	398	—	536,267	536,267	—	396
Total					$28,711,689	$316,662	$1,111,702
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Schwab MarketTrack Growth Portfolio II
Financial Notes (continued)
6. Borrowing from Banks:
Prior to October 8, 2015, the fund had access to a committed line of credit of $150 million with State Street Bank and Trust Company (State Street), an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$2,753,513	$4,322,001
8. Federal Income Taxes:
As of December 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$464,340
Undistributed long-term capital gains	832,079
Unrealized appreciation on investments	8,158,440
Unrealized depreciation on investments	—
Net unrealized appreciation (depreciation)	$8,158,440
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$543,812
Long-term capital gains	722,961
Return of capital	—
Prior period distributions
Ordinary income	$519,223
Long-term capital gains	957,462
Return of capital	—
17

Schwab MarketTrack Growth Portfolio II
Financial Notes (continued)
8. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2015, the fund made the following reclassifications:
Capital shares	$—
Undistributed net investment income	21,469
Net realized capital gains (losses)	(21,469)
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
18

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab MarketTrack Growth Portfolio II
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab MarketTrack Growth Portfolio II (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2015 by correspondence with the custodian and transfer agent of the underlying funds, respectively, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2016
19

Other Federal Tax Information (unaudited)
For corporate shareholders, 46.07% of the fund's dividend distributions paid during the fiscal year ended December 31, 2015, qualify under Internal Revenue code section 854(b)(1)(A) for the corporate dividends received deduction.
Under Section 852 (b)(3)(C) of the Internal Revenue Code, the fund hereby designates $722,961 as long-term capital gain dividends for the fiscal year ended December 31, 2015.
20

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Annuity Portfolios (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	137,284,447.900	7,048,674.065
Marie A. Chandoha	137,503,733.581	6,829,388.384
Joseph R. Martinetto	137,633,167.845	6,699,954.120
Robert W. Burns	137,501,857.881	6,831,264.084
John F. Cogan	137,566,579.387	6,766,542.578
Stephen T. Kochis	136,961,902.616	7,371,219.349
David L. Mahoney	137,406,153.334	6,926,968.631
Kiran M. Patel	137,008,391.344	7,324,730.621
Kimberly S. Patmore	137,230,313.075	7,102,808.890
Charles A. Ruffel	137,543,882.197	6,789,239.768
Gerald B. Smith	137,569,066.711	6,764,055.254
Joseph H. Wender	137,025,207.584	7,307,914.381
21

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009;The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	96	Director, KLA-Tencor Corporation (2008 – present)
22

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
23

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
24

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
25

Glossary
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
Growth Composite Index II   A custom blended index developed by Charles Schwab Investment Management, Inc. based on a comparable portfolio asset allocation. Effective January 15, 2015, the index is composed of 30% S&P 500 Index, 10% Schwab 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE (Net) Index, 15% Barclay’s U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index. For the period March 1, 2014 to January 14, 2015, the index was composed of 40% S&P 500 Index, 20% Russell 2000
Index, 20% MSCI EAFE (Net) Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market was replaced in the Growth Composite Index II by the S&P 500 Index and the Russell 2000 Index. Prior to March 1, 2014, the index was composed of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE (Net) Index, 15% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. Treasury Bills: 1-3 Months Index.
MSCI EAFE Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
26

Schwab Money Market PortfolioTM
Annual report dated December 31, 2015

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment
For the 12-month reporting period ended December 31, 2015, yields on taxable money market securities were historically low. However, heightened market volatility increased the appeal of money market funds for many investors, even in the low yield environment. Short-term interest rates stayed near zero percent until December, when the Federal Reserve finally raised the target federal funds rate for the first time since June of 2006. This move signaled confidence in the U.S. economic recovery, and also highlighted the continued divergence between central bank policies in the U.S. and elsewhere in the world.
In related industry matters, in July 2014, the Securities and Exchange Commission released final amendments to the rules that govern money market funds. We believe that these amendments strike the right balance of preserving an important cash management tool for investors, while protecting investors from the possibility of significant money market fund redemptions during a crisis. Charles Schwab Investment Management remains committed to offering and managing money market funds as the money market industry evolves, and as such intends to convert the portfolio to a “government money market fund” under the new regulatory definition. Following the conversion, the portfolio will invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities, and will continue to seek to maintain a constant net asset value of $1.00 per share. In addition, the portfolio does not plan to adopt a policy to implement liquidity fees or redemption gates.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Schwab Money Market Portfolio1

Portfolio Management
Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day management of the portfolio. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager and, from 2000 to 2003, worked as a fixed income trader. She has managed money market funds since 2003.
2Schwab Money Market Portfolio

Schwab Money Market Portfolio
The Schwab Money Market Portfolio (the portfolio) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the portfolio invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable-rate debt securities, and obligations issued by the U.S. government or its agencies and instrumentalities. For more information concerning the portfolio’s investment objective, strategy, and risks, please see the portfolio’s prospectus.
Since December 2008, when the Federal Reserve (the Fed) first cut short-term interest rates to a target range of 0.00% to 0.25%, yields on money market securities have remained historically low—a trend that continued throughout most of the reporting period. As a result, and to help the portfolio maintain a non-negative net yield, the portfolio’s investment adviser and its affiliates voluntarily waived certain fees or expenses during the reporting period. For more information about the portfolio’s yield and other important characteristics, please review the charts and footnotes that follow this discussion.
Market Highlights.  For the 12-month reporting period ended December 31, 2015, many markets saw heightened volatility. China’s economy continued to slow, commodities dropped sharply, and global economic growth remained weak, all contributing to investor uncertainty. Meanwhile, the Fed raised the target federal funds rate to a range of 0.25% to 0.50% at its last meeting of the year, ending months-long speculation about the timing of an increase. As part of the rate hike, the Fed’s overnight Reverse Repurchase Facility will now be used as a tool for policy implementation, the directive being maintenance of the new federal funds target range. Through the sale and repurchase of securities at a current market rate, the goal of the facility is to establish a floor for short-term interest rates.
Available supply of money market securities largely remains constrained as stricter regulatory mandates have increased the costs of selling short-term securities for many issuers. These higher costs and persistently low interest rates have instead encouraged the issuance of longer-term securities, most of which are not money market eligible.
Performance, Positioning, and Strategies.  Throughout the reporting period, the portfolio’s investment adviser remained focused on ensuring liquidity and stability of capital as market conditions evolved. Although rates on short-term government securities remained low, a steeper money market curve and the availability of the Fed’s Reverse Repurchase Facility resulted in generally more stable short-term markets. In anticipation of the impending rate hike, the weighted average maturity (WAM) of the portfolio was generally reduced over the reporting period. Reflecting these strategies, the portfolio’s WAM started the reporting period at 52 days and ended at 34 days.
As of 12/31/15:
Portfolio Composition By Maturity[1]
% of investments
1-7 Days	54.7%
8-30 Days	12.8%
31-60 Days	8.3%
61-90 Days	6.9%
91-180 Days	17.3%
Total	100.0%
Statistics
Weighted Average Maturity[2]	34 Days
Credit Quality Of Holdings[3] % of portfolio	100% Tier 1
Portfolio Composition by Security Type
% of investments
Repurchase Agreement
Treasury	51.7%
Government Agency Debt	46.5%
Treasury Debt	1.7%
Other Investment Company	0.1%
Total	100.0%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Tier 1 securities are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by CSIM pursuant to guidelines adopted by the Board of Trustees. Money market fund shares and U.S. government securities are also Tier 1 securities. The portfolio uses NRSRO credit ratings from Standard & Poor’s Corp., Moody’s Investors Service, Fitch Ratings, and/or DBRS. The portfolio may use different ratings provided by other rating agencies for purposes of determining compliance with the portfolio’s investment policies. The portfolio itself has not been rated by an independent credit rating agency.
Schwab Money Market Portfolio3

Schwab Money Market Portfolio
Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.csimfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for previous 12 months

Seven-Day Yields1
The seven-day yield is the income generated by the portfolio's holdings minus the portfolio’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Money Market Portfolio
Seven-Day Yield	0.01%
Seven-Day Effective Yield	0.01%
An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.
Management views and portfolio holdings may have changed since the report date.
[1]	Portfolio yields do not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the yields would be less than those shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
4Schwab Money Market Portfolio

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the portfolio and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2015 and held through December 31, 2015.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the portfolio's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/15	Ending Account Value (Net of Expenses) at 12/31/15	Expenses Paid During Period[2] 7/1/15–12/31/15
Schwab Money Market Portfolio
Actual Return	0.13%	$1,000.00	$1,000.10	$0.66
Hypothetical 5% Return	0.13%	$1,000.00	$1,024.55	$0.66
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
Schwab Money Market Portfolio5

Schwab Money Market Portfolio
Financial Statements
Financial Highlights
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	(0.00) [2],[3]	0.00 [2]	0.00 [2],[4]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.12% [5]	0.07% [5]	0.08% [5]	0.12% [5]	0.10% [5]
Gross operating expenses	0.54%	0.49%	0.52%	0.49%	0.45%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$116	$117	$106	$116	$144

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
4
Net realized and unrealized gains (losses) ratio includes payment from affiliate of $45,600.

Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation. (See financial note 4)
6    See financial notes

Schwab Money Market Portfolio
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available 60 days after the end of the month to which the information pertains. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund's website at www.csimfunds.com/schwabfunds_prospectus along with a link to the fund's Form N-MFP filings on the SEC's website.
For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security's structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Holdings by Category		Cost ($)	Value ($)
42.5%	Fixed-Rate Obligations	49,300,647	49,300,647
5.8%	Variable-Rate Obligations	6,700,169	6,700,169
0.1%	Other Investment Company	45,600	45,600
51.8%	Repurchase Agreements	60,115,354	60,115,354
100.2%	Total Investments	116,161,770	116,161,770
(0.2%)	Other Assets and Liabilities, Net		(194,246)
100.0%	Net Assets		115,967,524

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 42.5% of net assets
Government Agency Debt 42.5%
FEDERAL FARM CREDIT BANKS FUNDING CORP		3.68%		01/12/16	1,525,000	1,526,568
FEDERAL HOME LOAN BANKS		0.10%		01/04/16	1,386,000	1,385,988
		0.17%		01/11/16	5,000,000	4,999,764
		0.16%		01/26/16	3,600,000	3,599,600
		0.20%		02/05/16	6,000,000	5,998,862
		0.22%		02/29/16	2,224,000	2,223,209
		0.25%		03/04/16	1,000,000	999,563
		0.25%		03/08/16	5,000,000	4,997,674
		0.27%		03/24/16	1,000,000	999,378
		0.33%		04/01/16	5,000,000	5,000,682
		0.24%		04/20/16	5,000,000	4,996,333
		0.35%		04/27/16	2,670,000	2,666,963
		0.40%		05/20/16	3,000,000	2,995,392
		0.40%		05/25/16	2,500,000	2,495,972
		0.39%		05/26/16	1,000,000	998,418
		0.50%		06/20/16	1,000,000	997,625
FEDERAL HOME LOAN MORTGAGE CORPORATION		0.29%		02/22/16	1,420,000	1,419,405
		0.31%		03/28/16	1,000,000	999,251
Total Fixed-Rate Obligations
(Cost $49,300,647)						49,300,647

See financial notes    7

Schwab Money Market Portfolio
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 5.8% of net assets
Government Agency Debt 4.1%
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.36%	01/16/16	08/12/16	2,100,000	2,100,517
		0.35%	01/15/16	08/15/16	2,600,000	2,600,652
						4,701,169
Treasury Debt 1.7%
UNITED STATES TREASURY		0.43%	01/04/16	10/31/17	2,000,000	1,999,000
Total Variable-Rate Obligations
(Cost $6,700,169)						6,700,169
Security	Footnotes	Rate			Number of Shares	Value ($)
Other Investment Company 0.1% of net assets
Money Market Fund 0.1%
STATE STREET INSTITUTIONAL US GOVERNMENT MONEY MARKET FUND, PREMIER CLASS	(a)	0.02%	n/a	n/a	45,600	45,600
Total Other Investment Company
(Cost $45,600)						45,600
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 51.8% of net assets
Treasury Repurchase Agreements 51.8%
BARCLAYS CAPITAL INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $16,437,750, 0.50% -2.63%, due 02/29/16 - 10/31/22)		0.31%		01/04/16	16,115,909	16,115,354
BNP PARIBAS SECURITIES CORP.
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $11,220,090, 1.75% -2.75%, due 12/31/17 - 3/31/22)		0.29%		01/04/16	11,000,354	11,000,000
DEUTSCHE BANK SECURITIES INC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $17,340,000, 1.75%, due 05/15/22)		0.35%		01/04/16	17,000,661	17,000,000
JP MORGAN SECURITIES LLC
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $11,220,050, 2.00% -3.25%, due 12/31/16 - 11/15/24)		0.32%		01/04/16	11,000,391	11,000,000
8    See financial notes

Schwab Money Market Portfolio
Portfolio Holdings continued
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO BANK NA
Issued 12/31/15, repurchase date 01/04/16 (Collateralized by U.S. Treasury Securities valued at $5,100,243, 1.38%, due 3/31/20)		0.33%		01/04/16	5,000,184	5,000,000
Total Repurchase Agreements
(Cost $60,115,354)						60,115,354

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $116,116,169 and the unrealized appreciation and depreciation were $45,601 and ($0), respectively, with a net unrealized appreciation of $45,601.
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of December 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed-Rate Obligations[1]	$—	$49,300,647	$—	$49,300,647
Variable-Rate Obligations[1]	—	6,700,169	—	6,700,169
Other Investment Companies[1]	45,600	—	—	45,600
Repurchase Agreements[1]	—	60,115,354	—	60,115,354
Total	$45,600	$116,116,170	$—	$116,161,770
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015.
See financial notes    9

Schwab Money Market Portfolio
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments, at cost and value		$56,046,416
Repurchase agreements, at cost and value	+	60,115,354
Total investments, at cost and value (Note 2a)		116,161,770
Receivables:
Fund shares sold		1,336,081
Interest		33,071
Prepaid expenses	+	471
Total assets		117,531,393
Liabilities
Payables:
Investment adviser and administrator fees		9,564
Fund shares redeemed		1,483,498
Accrued expenses	+	70,807
Total liabilities		1,563,869
Net Assets
Total assets		117,531,393
Total liabilities	–	1,563,869
Net assets		$115,967,524
Net Assets by Source
Capital received from investors		115,921,273
Net investment income not yet distributed		650
Net realized capital gains		45,601

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$115,967,524		115,968,098		$1.00

10    See financial notes

Schwab Money Market Portfolio
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Interest		$136,462
Expenses
Investment adviser and administrator fees		368,105
Shareholder reports		54,698
Portfolio accounting fees		43,572
Professional fees		38,353
Transfer agent fees		22,387
Independent trustees' fees		15,000
Custodian fees		12,353
Proxy fees		7,114
Registration fees		973
Other expenses	+	1,985
Total expenses		564,540
Expense reduction by CSIM and its affiliates	–	439,522
Net expenses	–	125,018
Net investment income		11,444
Realized Gains (Losses)
Net realized gains on investments		71
Increase in net assets resulting from operations		$11,515
See financial notes    11

Schwab Money Market Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$11,444	$11,324
Net realized gains	+	71	579
Increase in net assets from operations		11,515	11,903
Distributions to Shareholders
Distributions from net investment income		($11,444)	($11,324)
Transactions in Fund Shares*
Shares sold		101,290,851	158,550,893
Shares reinvested		11,445	11,321
Shares redeemed	+	(102,019,276)	(147,670,781)
Net transactions in fund shares		(716,980)	10,891,433
Net Assets
Beginning of period		116,684,433	105,792,421
Total increase or decrease	+	(716,909)	10,892,012
End of period		$115,967,524	$116,684,433
Net investment income not yet distributed		$650	$—
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
12    See financial notes

Schwab Money Market Portfolio
Financial Notes
1. Business Structure of the Fund:
Schwab Money Market Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2015, 100% of the fund's shares were held through five insurance companies. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the
13

Schwab Money Market Portfolio
Financial Notes (continued)
2. Significant Accounting Policies (continued):
fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counter-party), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counter-party risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund's repurchase agreements are collateralized by cash, U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund's custodian (or, with multi-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counter-party, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counter-party.
As of December 31, 2015, the fund had investments in repurchase agreements with a gross value of $60,115,354 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
14

Schwab Money Market Portfolio
Financial Notes (continued)
2. Significant Accounting Policies (continued):
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium and accretes discounts to the security’s call date and price, rather than the maturity date and price.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions are paid out to the insurance company separate accounts once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
15

Schwab Money Market Portfolio
Financial Notes (continued)
3. Risk Factors:
Investment Risk. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder's investment at $1 per share, it is possible to lose money by investing in the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund's yield will change over time. During periods when interest rates are low, the fund's yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings. In addition, to the extent the fund makes any reimbursement payments to the investment adviser and/or its affiliates, the fund’s yield would be lower.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the counterparty will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a fund investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a fund investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a fund investment fails to honor its obligations. Even though the fund's investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single fund investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the United States government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to shares of the fund itself.
Credit Enhancement and Liquidity Support Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
16

Schwab Money Market Portfolio
Financial Notes (continued)
3. Risk Factors (continued):
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund's investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and in unusual circumstances potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag those of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Risk. Although a money market fund seeks to maintain a stable $1 NAV, it is possible to lose money by investing in a money market fund. In addition, a money market fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market instruments may offer lower long term performance than stock or bond instruments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
17

Schwab Money Market Portfolio
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.50% through April 29, 2017.
During the period ended December 31, 2015, the fund waived $439,522 in expenses of which $31,563 was waived in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each share class of the fund. Effective November 9, 2015, the ability of CSIM and its affiliates to recapture from the fund for any fees waived under the voluntary yield waiver has been terminated.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
Prior to October 8, 2015, the fund had access to a committed line of credit of $150 million with State Street, an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
18

Schwab Money Market Portfolio
Financial Notes (continued)
7. Federal Income Taxes:
As of December 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$650
Unrealized appreciation on investments	45,601
Unrealized depreciation on investments	—
Net unrealized appreciation (depreciation)	$45,601
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following year. For the year ended December 31, 2015, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$11,444
Prior period distributions
Ordinary income	$11,324
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2015, the fund made the following reclassifications:
Capital shares	$—
Undistributed net investment income	650
Net realized capital gains and losses	(650)
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
8. Money Market Fund Reform:
On July 23, 2014, the Securities and Exchange Commission (SEC) adopted changes to the rules that govern money market funds. These rule changes create new definitions for Government money market funds and Retail money market funds and require Institutional money market funds to operate with a floating NAV. Retail and Government money market funds will be permitted to continue to transact at a constant NAV. Additionally, non-Government money market funds are required to adopt policies and procedures to allow for a fund’s Board to impose liquidity fees and redemption gates if the fund’s weekly liquid assets fall below the regulatory threshold set by the SEC . The date for compliance with the floating NAV and liquidity fees and redemption gate requirements is no later than October 14, 2016.
Effective April 14, 2016, (i) Each of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund intends to qualify as a Government money market fund under the new regulatory definition; and (ii) Schwab Money Market Portfolio will change its name to Schwab Government Money Market Portfolio and intends to qualify as a Government money market fund under the new regulatory definition. These funds will continue to seek to maintain a constant NAV of $1.00 per share and do not plan to adopt a policy to implement liquidity fees or redemption
19

Schwab Money Market Portfolio
Financial Notes (continued)
8. Money Market Fund Reform (continued):
gates. Additionally, each of the Schwab Prime and Municipal Money Market Funds intends to qualify as a Retail money market fund by October 14, 2016, will continue to seek to maintain a constant NAV of $1.00 per share and will be required to comply with the new liquidity fees and redemption gate requirements by no later than October 14, 2016.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
20

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab Money Market Portfolio
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2016
21

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Annuity Portfolios (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	137,284,447.900	7,048,674.065
Marie A. Chandoha	137,503,733.581	6,829,388.384
Joseph R. Martinetto	137,633,167.845	6,699,954.120
Robert W. Burns	137,501,857.881	6,831,264.084
John F. Cogan	137,566,579.387	6,766,542.578
Stephen T. Kochis	136,961,902.616	7,371,219.349
David L. Mahoney	137,406,153.334	6,926,968.631
Kiran M. Patel	137,008,391.344	7,324,730.621
Kimberly S. Patmore	137,230,313.075	7,102,808.890
Charles A. Ruffel	137,543,882.197	6,789,239.768
Gerald B. Smith	137,569,066.711	6,764,055.254
Joseph H. Wender	137,025,207.584	7,307,914.381
22

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009;The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	96	Director, KLA-Tencor Corporation (2008 – present)
23

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
24

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
25

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
26

Schwab S&P 500 Index Portfolio
Annual report dated December 31, 2015

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment
For the 12-month reporting period ended December 31, 2015, U.S. equities turned in modest performances, with the S&P 500 Index returning 1.4%. An overall improving economy led the Federal Reserve (the Fed) to raise short-term interest rates at its December meeting, despite continued low inflation and lackluster global economic growth. Equity indices initially rose after the Fed’s announcement, but fell soon after, ending the year close to where they began in January. Meanwhile, a strong U.S. dollar contributed to falling commodity prices and concerns about the Chinese economy, translating into increased market volatility and uncertainty.
Within the S&P 500 Index, the Consumer Discretionary, Health Care, and Consumer Staples sectors were some of the better performers, while the Energy, Materials, and Utilities sectors underperformed by comparison.
Asset Class Performance Comparison % returns during the 12 months ended 12/31/2015

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
Schwab S&P 500 Index Portfolio1

Portfolio Management
Agnes Hong, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab's passive equity funds and ETFs, which comprise the Schwab Equity Index Funds, the Schwab Fundamental Index Funds, and the Schwab Equity ETFs. She also has overall responsibility for all aspects of the management of the portfolio. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the portfolio. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Passive Equity team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).
2Schwab S&P 500 Index Portfolio

Schwab S&P 500 Index Portfolio
The Schwab S&P 500 Index Portfolio (the portfolio) seeks to track the total return of the S&P 500® Index (the index), which comprises the stocks of the 500 leading U.S. publicly traded companies across a broad range of industries. To pursue its investment objective, the portfolio uses a replication investment approach, so its stock weightings generally reflect those of the index. For more information concerning the portfolio’s investment objective, strategy, and risks, please see the portfolio’s prospectus.
Market Highlights.  U.S. stocks produced mixed returns for the 12-month reporting period. Large-cap stocks, represented by the S&P 500 Index, returned 1.38%, while small-cap stocks, represented by the Russell 2000 Index, fell 4.41%. The U.S. economy showed steady, albeit slow, gains over the reporting period, despite weak global commodity prices, slowing growth in China, and economic concerns in Europe. These factors contributed to heightened market volatility, as did continued speculation about a rise in short-term interest rates. In December, after months of anticipation, the Federal Reserve commenced its long-awaited interest-rate hike, raising the federal-funds rate to a target range of 0.25%-0.50%.
Performance.  The portfolio returned 1.17% for the 12-month reporting period ended December 31, 2015, compared with the index, which returned 1.38%. Differences between the return of the portfolio and the return of the index may be attributable to, among other things, the operational and transactional costs incurred by the portfolio and not the index.
Contributors and Detractors. The portfolio closely tracked the index for the reporting period, so contributors and detractors to the portfolio were consistent with those of the index. From a sector standpoint, the Consumer Discretionary sector contributed the most to the portfolio’s return. Representing an average weight of approximately 13% of the portfolio, the sector returned approximately 10% for the reporting period. Within the sector, the portfolio’s strongest contributors to performance were e-commerce and cloud computing company Amazon.com, Inc. and home improvement retailer Home Depot, Inc., which returned approximately 118% and 29%, respectively.
The portfolio’s holdings in the Information Technology sector also contributed positively to performance. Representing an average weight of roughly 20% of the portfolio, the sector returned approximately 6% for the period. Within the sector, the strongest contributors to portfolio performance were tech giants Microsoft Corporation and Alphabet Inc., Class A shares (parent company of Google), which returned approximately 23% and 47%, respectively.
With oil prices falling sharply during 2015, the Energy sector detracted the most from portfolio performance for the reporting period. While representing only roughly 8% of the portfolio, the sector fell approximately 21% for the period. Among the portfolio’s Energy sector holdings, energy infrastructure company Kinder Morgan Inc. and Exxon Mobil Corporation were particularly detrimental, with those positions down more than 62% and 12%, respectively.
The portfolio’s holdings in the Financials sector also dampened performance. Constituting an average weight of roughly 16% of the portfolio, the sector fell approximately 1% for the reporting period. Within the sector, Berkshire Hathaway, Inc., Class B shares, a large conglomerate holding company, was the portfolio’s largest detractor, returning approximately -12%. Financial services giant American Express Company was also a significant drag on performance, down more than 24% for the reporting period.
As of 12/31/15:
Statistics
Number of Holdings	507
Weighted Average Market Cap ($ x 1,000,000)	$139,181
Price/Earnings Ratio (P/E)	22.0
Price/Book Ratio (P/B)	2.7
Portfolio Turnover Rate	3%
Sector Weightings % of Investments
Information Technology	20.3%
Financials	16.2%
Health Care	14.8%
Consumer Discretionary	12.7%
Consumer Staples	9.9%
Industrials	9.9%
Energy	6.4%
Utilities	2.9%
Materials	2.7%
Telecommunication Services	2.4%
Other	1.8%
Total	100.0%
Top Equity Holdings % of Net Assets[1]
Apple, Inc.	3.2%
Microsoft Corp.	2.4%
Exxon Mobil Corp.	1.8%
General Electric Co.	1.6%
Johnson & Johnson	1.6%
Amazon.com, Inc.	1.4%
Wells Fargo & Co.	1.4%
Berkshire Hathaway, Inc., Class B	1.4%
JPMorgan Chase & Co.	1.3%
Facebook, Inc., Class A	1.3%
Total	17.4%
Management views and portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Standard & Poor’s® S&P®, S&P 500®, Standard & Poor’s 500® and 500® are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the portfolio. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the portfolio.
[1]	This list is not a recommendation of any security by the investment adviser.
Schwab S&P 500 Index Portfolio3

Schwab S&P 500 Index Portfolio
Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.
December 31, 2005 – December 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Portfolio and inception Date	1 Year	5 Years	10 Years
Portfolio: Schwab S&P 500 Index Portfolio (11/01/96)	1.17%	12.31%	7.16%
S&P 500® Index	1.38%	12.57%	7.31%
Fund Category: Morningstar Large-Cap Blend	-1.07%	10.75%	6.44%
Portfolio Expense Ratio3: 0.23%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Reflects the total annual operating expenses without contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
4Schwab S&P 500 Index Portfolio

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the portfolio and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2015 and held through December 31, 2015.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the portfolio's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/15	Ending Account Value (Net of Expenses) at 12/31/15	Expenses Paid During Period[2] 7/1/15–12/31/15
Schwab S&P 500 Index Portfolio
Actual Return	0.24%	$1,000.00	$1,000.30	$1.21
Hypothetical 5% Return	0.24%	$1,000.00	$ 1,024.00	$1.22
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
Schwab S&P 500 Index Portfolio5

Schwab S&P 500 Index Portfolio
Financial Statements
Financial Highlights
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	1/1/12– 12/31/12	1/1/11– 12/31/11
Per-Share Data
Net asset value at beginning of period	$30.21	$27.03	$20.82	$18.30	$18.27
Income (loss) from investment operations:
Net investment income (loss)	0.59 [1]	0.48	0.42	0.41	0.34
Net realized and unrealized gains (losses)	(0.24)	3.12	6.19	2.45	0.02 [2]
Total from investment operations	0.35	3.60	6.61	2.86	0.36
Less distributions:
Distributions from net investment income	(0.47)	(0.42)	(0.40)	(0.34)	(0.33)
Net asset value at end of period	$30.09	$30.21	$27.03	$20.82	$18.30
Total return	1.17%	13.41%	32.06%	15.74%	1.89%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.24%	0.22%	0.24%	0.28%	0.27%
Gross operating expenses	0.24%	0.23%	0.26%	0.29%	0.28%
Net investment income (loss)	1.94%	1.79%	1.84%	2.03%	1.82%
Portfolio turnover rate	3%	2%	2%	4%	4%
Net assets, end of period (x 1,000,000)	$245	$229	$193	$139	$122

1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of fund transactions in relation to fluctuating market values.
6    See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.9%	Common Stock	125,369,024	239,812,562
0.1%	Other Investment Companies	360,632	360,632
1.7%	Short-Term Investments	4,104,823	4,104,823
99.7%	Total Investments	129,834,479	244,278,017
0.3%	Other Assets and Liabilities, Net		727,226
100.0%	Net Assets		245,005,243

Security	Number of Shares	Value ($)
Common Stock 97.9% of net assets
Automobiles & Components 1.0%
BorgWarner, Inc.	3,100	134,013
Delphi Automotive plc	3,858	330,746
Ford Motor Co.	51,702	728,481
General Motors Co.	19,295	656,223
Harley-Davidson, Inc.	2,702	122,644
Johnson Controls, Inc.	8,594	339,377
The Goodyear Tire & Rubber Co.	3,662	119,638
		2,431,122
Banks 5.9%
Bank of America Corp.	139,964	2,355,594
BB&T Corp.	10,592	400,484
Citigroup, Inc.	40,276	2,084,283
Comerica, Inc.	2,430	101,647
Fifth Third Bancorp	10,405	209,141
Huntington Bancshares, Inc.	10,456	115,643
JPMorgan Chase & Co.	49,458	3,265,712
KeyCorp	11,200	147,728
M&T Bank Corp.	2,171	263,082
People's United Financial, Inc.	3,700	59,755
Regions Financial Corp.	17,127	164,419
SunTrust Banks, Inc.	7,200	308,448
The PNC Financial Services Group, Inc.	6,620	630,952
U.S. Bancorp	21,554	919,709
Wells Fargo & Co.	62,415	3,392,879
Zions Bancorp	2,908	79,388
		14,498,864
Security	Number of Shares	Value ($)
Capital Goods 7.1%
3M Co.	8,151	1,227,867
Allegion plc	1,233	81,279
AMETEK, Inc.	3,409	182,688
Caterpillar, Inc.	7,931	538,991
Cummins, Inc.	2,179	191,774
Danaher Corp.	7,907	734,402
Deere & Co.	4,257	324,681
Dover Corp.	2,100	128,751
Eaton Corp. plc	6,134	319,213
Emerson Electric Co.	8,911	426,213
Fastenal Co.	3,952	161,321
Flowserve Corp.	1,700	71,536
Fluor Corp.	2,000	94,440
General Dynamics Corp.	4,045	555,621
General Electric Co.	125,876	3,921,037
Honeywell International, Inc.	10,169	1,053,203
Illinois Tool Works, Inc.	4,173	386,754
Ingersoll-Rand plc	3,600	199,044
Jacobs Engineering Group, Inc. *	1,583	66,407
L-3 Communications Holdings, Inc.	1,100	131,461
Lockheed Martin Corp.	3,530	766,540
Masco Corp.	4,821	136,434
Northrop Grumman Corp.	2,354	444,459
PACCAR, Inc.	4,630	219,462
Parker-Hannifin Corp.	1,835	177,958
Pentair plc	2,399	118,822
Precision Castparts Corp.	1,891	438,731
Quanta Services, Inc. *	1,697	34,364
Raytheon Co.	4,013	499,739
Rockwell Automation, Inc.	1,785	183,159
Rockwell Collins, Inc.	1,900	175,370
Roper Technologies, Inc.	1,379	261,720
Snap-on, Inc.	788	135,087
Stanley Black & Decker, Inc.	2,023	215,915
Textron, Inc.	3,674	154,345
The Boeing Co.	8,519	1,231,762
United Rentals, Inc. *	1,200	87,048
United Technologies Corp.	10,854	1,042,744
W.W. Grainger, Inc. (b)	842	170,581
Xylem, Inc.	2,295	83,768
		17,374,691
Commercial & Professional Supplies 0.7%
Cintas Corp.	1,157	105,345
Equifax, Inc.	1,542	171,732
Nielsen Holdings plc	4,983	232,208
Pitney Bowes, Inc.	2,900	59,885
Republic Services, Inc.	3,136	137,953
Robert Half International, Inc.	1,750	82,495
Stericycle, Inc. *	1,100	132,660
The ADT Corp.	2,300	75,854
The Dun & Bradstreet Corp.	500	51,965
Tyco International plc	5,813	185,377
Verisk Analytics, Inc. *	2,100	161,448
Waste Management, Inc.	5,655	301,807
		1,698,729
See financial notes    7

Schwab S&P 500 Index Portfolio
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.4%
Coach, Inc.	3,894	127,450
D.R. Horton, Inc.	4,522	144,840
Fossil Group, Inc. *	600	21,936
Garmin Ltd.	1,500	55,755
Hanesbrands, Inc.	5,646	166,162
Harman International Industries, Inc.	900	84,789
Hasbro, Inc.	1,475	99,356
Leggett & Platt, Inc.	1,900	79,838
Lennar Corp., Class A	2,300	112,493
Mattel, Inc.	4,300	116,831
Michael Kors Holdings Ltd. *	2,700	108,162
Mohawk Industries, Inc. *	800	151,512
Newell Rubbermaid, Inc.	3,424	150,930
NIKE, Inc., Class B	17,714	1,107,125
PulteGroup, Inc.	4,442	79,156
PVH Corp.	1,086	79,984
Ralph Lauren Corp.	742	82,718
Under Armour, Inc., Class A *	2,452	197,656
VF Corp.	4,440	276,390
Whirlpool Corp.	1,033	151,717
		3,394,800
Consumer Services 1.9%
Carnival Corp.	6,322	344,423
Chipotle Mexican Grill, Inc. *	409	196,259
Darden Restaurants, Inc.	1,591	101,251
H&R Block, Inc.	3,738	124,513
Marriott International, Inc., Class A	2,657	178,125
McDonald's Corp.	12,182	1,439,181
Royal Caribbean Cruises Ltd.	2,100	212,541
Starbucks Corp.	19,688	1,181,871
Starwood Hotels & Resorts Worldwide, Inc.	2,361	163,570
Wyndham Worldwide Corp.	1,580	114,787
Wynn Resorts Ltd.	1,057	73,134
Yum! Brands, Inc.	5,700	416,385
		4,546,040
Diversified Financials 4.9%
Affiliated Managers Group, Inc. *	700	111,832
American Express Co.	11,372	790,923
Ameriprise Financial, Inc.	2,363	251,470
Berkshire Hathaway, Inc., Class B *	25,016	3,303,113
BlackRock, Inc.	1,650	561,858
Capital One Financial Corp.	7,380	532,688
CME Group, Inc.	4,431	401,449
Discover Financial Services	5,890	315,822
E*TRADE Financial Corp. *	4,176	123,777
Franklin Resources, Inc.	5,600	206,192
Intercontinental Exchange, Inc.	1,459	373,883
Invesco Ltd.	5,704	190,970
Legg Mason, Inc.	1,300	50,999
Leucadia National Corp.	4,639	80,672
McGraw Hill Financial, Inc.	3,730	367,703
Moody's Corp.	2,423	243,124
Morgan Stanley	20,099	639,349
Nasdaq, Inc.	1,600	93,072
Navient Corp.	5,000	57,250
Security	Number of Shares	Value ($)
Northern Trust Corp.	2,831	204,087
State Street Corp.	5,400	358,344
Synchrony Financial *	11,092	337,308
T. Rowe Price Group, Inc.	3,523	251,859
The Bank of New York Mellon Corp.	14,278	588,539
The Charles Schwab Corp. (a)	15,749	518,615
The Goldman Sachs Group, Inc.	5,370	967,835
		11,922,733
Energy 6.4%
Anadarko Petroleum Corp.	6,783	329,518
Apache Corp.	5,208	231,600
Baker Hughes, Inc.	5,863	270,578
Cabot Oil & Gas Corp.	5,820	102,956
Cameron International Corp. *	2,613	165,142
Chesapeake Energy Corp. (b)	6,356	28,602
Chevron Corp.	25,116	2,259,435
Cimarex Energy Co.	1,351	120,752
Columbia Pipeline Group, Inc.	5,092	101,840
ConocoPhillips	16,605	775,288
CONSOL Energy, Inc. (b)	3,119	24,640
Devon Energy Corp.	5,032	161,024
Diamond Offshore Drilling, Inc. (b)	800	16,880
Ensco plc, Class A	3,000	46,170
EOG Resources, Inc.	7,475	529,155
EQT Corp.	2,100	109,473
Exxon Mobil Corp.	55,592	4,333,396
FMC Technologies, Inc. *	3,246	94,167
Halliburton Co.	11,395	387,886
Helmerich & Payne, Inc.	1,500	80,325
Hess Corp.	3,233	156,736
Kinder Morgan, Inc.	24,100	359,572
Marathon Oil Corp.	8,768	110,389
Marathon Petroleum Corp.	7,064	366,198
Murphy Oil Corp.	2,032	45,618
National Oilwell Varco, Inc.	5,001	167,484
Newfield Exploration Co. *	2,141	69,711
Noble Energy, Inc.	5,712	188,096
Occidental Petroleum Corp.	10,297	696,180
ONEOK, Inc.	2,600	64,116
Phillips 66	6,408	524,174
Pioneer Natural Resources Co.	1,985	248,879
Range Resources Corp.	2,214	54,487
Schlumberger Ltd.	16,924	1,180,449
Southwestern Energy Co. *(b)	4,973	35,358
Spectra Energy Corp.	8,748	209,427
Tesoro Corp.	1,600	168,592
The Williams Cos., Inc.	9,190	236,183
Transocean Ltd. (b)	4,624	57,245
Valero Energy Corp.	6,665	471,282
		15,579,003
Food & Staples Retailing 2.3%
Costco Wholesale Corp.	5,975	964,962
CVS Health Corp.	14,619	1,429,300
Sysco Corp.	7,164	293,724
The Kroger Co.	12,910	540,025
Wal-Mart Stores, Inc.	20,582	1,261,677
8    See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings continued
Security	Number of Shares	Value ($)
Walgreens Boots Alliance, Inc.	11,621	989,586
Whole Foods Market, Inc.	5,000	167,500
		5,646,774
Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	26,006	1,513,809
Archer-Daniels-Midland Co.	8,235	302,060
Brown-Forman Corp., Class B	1,427	141,672
Campbell Soup Co.	2,245	117,975
Coca-Cola Enterprises, Inc.	2,700	132,948
ConAgra Foods, Inc.	5,778	243,600
Constellation Brands, Inc., Class A	2,320	330,461
Dr Pepper Snapple Group, Inc.	2,500	233,000
General Mills, Inc.	8,158	470,390
Hormel Foods Corp.	1,704	134,752
Kellogg Co.	3,400	245,718
Keurig Green Mountain, Inc.	1,600	143,968
McCormick & Co., Inc. — Non Voting Shares	1,600	136,896
Mead Johnson Nutrition Co.	2,800	221,060
Molson Coors Brewing Co., Class B	2,178	204,558
Mondelez International, Inc., Class A	21,496	963,881
Monster Beverage Corp. *	1,900	283,024
PepsiCo, Inc.	19,692	1,967,625
Philip Morris International, Inc.	20,671	1,817,188
Reynolds American, Inc.	11,094	511,988
The Coca-Cola Co.	52,445	2,253,037
The Hershey Co.	2,044	182,468
The JM Smucker Co.	1,646	203,018
The Kraft Heinz Co.	7,936	577,423
Tyson Foods, Inc., Class A	4,108	219,080
		13,551,599
Health Care Equipment & Services 4.9%
Abbott Laboratories	20,307	911,987
Aetna, Inc.	4,582	495,406
AmerisourceBergen Corp.	2,760	286,240
Anthem, Inc.	3,436	479,116
Baxter International, Inc.	7,527	287,155
Becton, Dickinson & Co.	2,687	414,040
Boston Scientific Corp. *	17,677	325,964
C.R. Bard, Inc.	1,020	193,229
Cardinal Health, Inc.	4,424	394,930
Cerner Corp. *	4,000	240,680
Cigna Corp.	3,391	496,205
DaVita HealthCare Partners, Inc. *	2,230	155,453
DENTSPLY International, Inc.	1,800	109,530
Edwards Lifesciences Corp. *	2,806	221,618
Express Scripts Holding Co. *	9,037	789,924
HCA Holdings, Inc. *	4,200	284,046
Henry Schein, Inc. *	1,100	174,009
Humana, Inc.	1,980	353,450
Intuitive Surgical, Inc. *	501	273,626
Laboratory Corp. of America Holdings *	1,404	173,590
McKesson Corp.	3,068	605,102
Medtronic plc	18,805	1,446,481
Patterson Cos., Inc.	1,280	57,869
Security	Number of Shares	Value ($)
Quest Diagnostics, Inc.	1,960	139,434
St. Jude Medical, Inc.	3,678	227,190
Stryker Corp.	4,207	390,999
Tenet Healthcare Corp. *	1,325	40,147
UnitedHealth Group, Inc.	12,781	1,503,557
Universal Health Services, Inc., Class B	1,200	143,388
Varian Medical Systems, Inc. *	1,300	105,040
Zimmer Biomet Holdings, Inc.	2,383	244,472
		11,963,877
Household & Personal Products 2.0%
Church & Dwight Co., Inc.	1,700	144,296
Colgate-Palmolive Co.	11,678	777,988
Kimberly-Clark Corp.	4,813	612,695
The Clorox Co.	1,700	215,611
The Estee Lauder Cos., Inc., Class A	3,200	281,792
The Procter & Gamble Co.	36,310	2,883,377
		4,915,759
Insurance 2.7%
ACE Ltd.	4,297	502,105
Aflac, Inc.	5,663	339,214
American International Group, Inc.	16,295	1,009,801
Aon plc	3,810	351,320
Assurant, Inc.	800	64,432
Cincinnati Financial Corp.	2,199	130,115
Lincoln National Corp.	3,262	163,948
Loews Corp.	3,891	149,414
Marsh & McLennan Cos., Inc.	7,298	404,674
MetLife, Inc.	14,462	697,213
Principal Financial Group, Inc.	3,663	164,762
Prudential Financial, Inc.	5,814	473,318
The Allstate Corp.	5,421	336,590
The Chubb Corp.	2,980	395,267
The Hartford Financial Services Group, Inc.	5,615	244,028
The Progressive Corp.	7,973	253,541
The Travelers Cos., Inc.	4,239	478,414
Torchmark Corp.	1,600	91,456
Unum Group	3,453	114,950
XL Group plc	4,100	160,638
		6,525,200
Materials 2.7%
Air Products & Chemicals, Inc.	2,609	339,457
Airgas, Inc.	734	101,527
Alcoa, Inc.	17,755	175,242
Avery Dennison Corp.	1,300	81,458
Ball Corp.	1,800	130,914
CF Industries Holdings, Inc.	3,075	125,491
E.I. du Pont de Nemours & Co.	11,800	785,880
Eastman Chemical Co.	2,000	135,020
Ecolab, Inc.	3,497	399,987
FMC Corp.	1,700	66,521
Freeport-McMoRan, Inc.	13,377	90,562
International Flavors & Fragrances, Inc.	1,100	131,604
International Paper Co.	5,598	211,045
See financial notes    9

Schwab S&P 500 Index Portfolio
Portfolio Holdings continued
Security	Number of Shares	Value ($)
LyondellBasell Industries N.V., Class A	4,863	422,595
Martin Marietta Materials, Inc.	900	122,922
Monsanto Co.	5,862	577,524
Newmont Mining Corp.	7,152	128,664
Nucor Corp.	4,399	177,280
Owens-Illinois, Inc. *	2,000	34,840
PPG Industries, Inc.	3,708	366,424
Praxair, Inc.	3,862	395,469
Sealed Air Corp.	2,828	126,129
The Dow Chemical Co.	15,105	777,605
The Mosaic Co.	4,400	121,396
The Sherwin-Williams Co.	1,093	283,743
Vulcan Materials Co.	1,755	166,672
WestRock Co.	3,628	165,509
		6,641,480
Media 3.0%
Cablevision Systems Corp., Class A	3,000	95,700
CBS Corp., Class B — Non Voting Shares	5,780	272,411
Comcast Corp., Class A	32,792	1,850,453
Discovery Communications, Inc., Class A *	1,700	45,356
Discovery Communications, Inc., Class C *	3,900	98,358
News Corp., Class A	5,048	67,441
News Corp., Class B	1,100	15,356
Omnicom Group, Inc.	3,340	252,704
Scripps Networks Interactive, Inc., Class A	1,200	66,252
TEGNA, Inc.	2,960	75,539
The Interpublic Group of Cos., Inc.	5,697	132,626
The Walt Disney Co.	20,358	2,139,219
Time Warner Cable, Inc.	3,827	710,253
Time Warner, Inc.	10,627	687,248
Twenty-First Century Fox, Inc., Class A	14,958	406,259
Twenty-First Century Fox, Inc., Class B	6,100	166,103
Viacom, Inc., Class B	4,516	185,879
		7,267,157
Pharmaceuticals, Biotechnology & Life Sciences 9.9%
AbbVie, Inc.	21,809	1,291,965
Agilent Technologies, Inc.	4,301	179,825
Alexion Pharmaceuticals, Inc. *	3,039	579,689
Allergan plc *	5,247	1,639,687
Amgen, Inc.	10,203	1,656,253
Baxalta, Inc.	7,327	285,973
Biogen, Inc. *	2,986	914,761
Bristol-Myers Squibb Co.	22,373	1,539,039
Celgene Corp. *	10,375	1,242,510
Eli Lilly & Co.	13,105	1,104,227
Endo International plc *	2,700	165,294
Gilead Sciences, Inc.	19,361	1,959,140
Illumina, Inc. *	1,900	364,696
Johnson & Johnson	37,010	3,801,667
Mallinckrodt plc *	1,500	111,945
Security	Number of Shares	Value ($)
Merck & Co., Inc.	37,627	1,987,458
Mylan N.V. *	5,591	302,305
PerkinElmer, Inc.	1,500	80,355
Perrigo Co., plc	1,934	279,850
Pfizer, Inc.	82,576	2,665,553
Regeneron Pharmaceuticals, Inc. *	1,037	562,956
Thermo Fisher Scientific, Inc.	5,350	758,898
Vertex Pharmaceuticals, Inc. *	3,301	415,365
Waters Corp. *	1,100	148,038
Zoetis, Inc.	6,122	293,366
		24,330,815
Real Estate 2.7%
American Tower Corp.	5,748	557,269
Apartment Investment & Management Co., Class A	1,877	75,136
AvalonBay Communities, Inc.	1,808	332,907
Boston Properties, Inc.	2,109	268,982
CBRE Group, Inc., Class A *	4,000	138,320
Crown Castle International Corp.	4,503	389,284
Equinix, Inc.	818	247,363
Equity Residential	5,100	416,109
Essex Property Trust, Inc.	900	215,469
General Growth Properties, Inc.	7,900	214,959
HCP, Inc.	6,016	230,052
Host Hotels & Resorts, Inc.	10,460	160,456
Iron Mountain, Inc.	2,787	75,277
Kimco Realty Corp.	5,420	143,413
Plum Creek Timber Co., Inc.	2,268	108,229
Prologis, Inc.	7,010	300,869
Public Storage	1,952	483,510
Realty Income Corp.	3,500	180,705
Simon Property Group, Inc.	4,101	797,399
SL Green Realty Corp.	1,300	146,874
The Macerich Co.	1,807	145,807
Ventas, Inc.	4,519	255,007
Vornado Realty Trust	2,360	235,906
Welltower, Inc.	4,562	310,353
Weyerhaeuser Co.	6,966	208,841
		6,638,496
Retailing 5.4%
Advance Auto Parts, Inc.	1,000	150,510
Amazon.com, Inc. *	5,150	3,480,833
AutoNation, Inc. *	900	53,694
AutoZone, Inc. *	400	296,764
Bed Bath & Beyond, Inc. *	2,316	111,747
Best Buy Co., Inc.	4,221	128,529
CarMax, Inc. *	2,726	147,122
Dollar General Corp.	3,985	286,402
Dollar Tree, Inc. *	3,134	242,007
Expedia, Inc.	1,550	192,665
GameStop Corp., Class A (b)	1,454	40,770
Genuine Parts Co.	2,100	180,369
Kohl's Corp.	2,682	127,744
L Brands, Inc.	3,364	322,338
Lowe's Cos., Inc.	12,273	933,239
Macy's, Inc.	4,322	151,184
Netflix, Inc. *	5,737	656,198
Nordstrom, Inc.	1,750	87,168
10    See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings continued
Security	Number of Shares	Value ($)
O'Reilly Automotive, Inc. *	1,309	331,727
Ross Stores, Inc.	5,678	305,533
Signet Jewelers Ltd.	1,100	136,059
Staples, Inc.	8,250	78,128
Target Corp.	8,376	608,181
The Gap, Inc.	3,476	85,857
The Home Depot, Inc.	16,874	2,231,587
The Priceline Group, Inc. *	669	852,942
The TJX Cos., Inc.	9,120	646,699
Tiffany & Co.	1,426	108,790
Tractor Supply Co.	1,900	162,450
TripAdvisor, Inc. *	1,500	127,875
Urban Outfitters, Inc. *	1,200	27,300
		13,292,411
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc.	4,130	228,472
Applied Materials, Inc.	15,655	292,279
Avago Technologies Ltd.	3,457	501,784
Broadcom Corp., Class A	7,414	428,677
First Solar, Inc. *	1,100	72,589
Intel Corp.	63,584	2,190,469
KLA-Tencor Corp.	2,000	138,700
Lam Research Corp.	2,112	167,735
Linear Technology Corp.	3,030	128,684
Microchip Technology, Inc.	3,000	139,620
Micron Technology, Inc. *	14,257	201,879
NVIDIA Corp.	6,368	209,889
Qorvo, Inc. *	1,950	99,255
Skyworks Solutions, Inc.	2,600	199,758
Texas Instruments, Inc.	13,568	743,662
Xilinx, Inc.	3,513	165,006
		5,908,458
Software & Services 12.1%
Accenture plc, Class A	8,234	860,453
Activision Blizzard, Inc.	6,800	263,228
Adobe Systems, Inc. *	6,735	632,686
Akamai Technologies, Inc. *	2,375	124,996
Alliance Data Systems Corp. *	816	225,681
Alphabet, Inc., Class A *	3,903	3,036,573
Alphabet, Inc., Class C *	3,990	3,027,931
Autodesk, Inc. *	3,020	184,009
Automatic Data Processing, Inc.	6,115	518,063
CA, Inc.	4,044	115,497
Citrix Systems, Inc. *	2,060	155,839
Cognizant Technology Solutions Corp., Class A *	7,840	470,557
CSRA, Inc.	1,900	57,000
eBay, Inc. *	14,997	412,117
Electronic Arts, Inc. *	4,052	278,453
Facebook, Inc., Class A *	30,453	3,187,211
Fidelity National Information Services, Inc.	3,800	230,280
Fiserv, Inc. *	3,120	285,355
International Business Machines Corp.	12,078	1,662,174
Intuit, Inc.	3,696	356,664
MasterCard, Inc., Class A	13,086	1,274,053
Microsoft Corp.	106,712	5,920,382
Security	Number of Shares	Value ($)
Oracle Corp.	42,562	1,554,790
Paychex, Inc.	4,446	235,149
PayPal Holdings, Inc. *	14,597	528,411
Red Hat, Inc. *	2,474	204,872
salesforce.com, Inc. *	8,369	656,130
Symantec Corp.	9,187	192,927
Teradata Corp. *	1,780	47,028
The Western Union Co.	6,559	117,472
Total System Services, Inc.	2,400	119,520
VeriSign, Inc. *	1,425	124,488
Visa, Inc., Class A	26,084	2,022,814
Xerox Corp.	14,267	151,658
Yahoo! Inc. *	11,694	388,942
		29,623,403
Technology Hardware & Equipment 5.7%
Amphenol Corp., Class A	4,100	214,143
Apple, Inc.	74,821	7,875,659
Cisco Systems, Inc.	68,161	1,850,912
Corning, Inc.	16,665	304,636
EMC Corp.	25,946	666,293
F5 Networks, Inc. *	895	86,779
FLIR Systems, Inc.	1,834	51,480
Harris Corp.	1,600	139,040
Hewlett Packard Enterprise Co.	23,769	361,289
HP, Inc.	23,769	281,425
Juniper Networks, Inc.	4,700	129,720
Motorola Solutions, Inc.	2,149	147,099
NetApp, Inc.	3,900	103,467
QUALCOMM, Inc.	20,050	1,002,199
SanDisk Corp.	2,771	210,568
Seagate Technology plc	4,279	156,868
TE Connectivity Ltd.	5,232	338,040
Western Digital Corp.	2,800	168,140
		14,087,757
Telecommunication Services 2.4%
AT&T, Inc.	81,928	2,819,143
CenturyLink, Inc.	7,485	188,323
Frontier Communications Corp.	15,605	72,875
Level 3 Communications, Inc. *	3,967	215,646
Verizon Communications, Inc.	54,138	2,502,258
		5,798,245
Transportation 2.0%
American Airlines Group, Inc.	8,781	371,875
C.H. Robinson Worldwide, Inc.	1,900	117,838
CSX Corp.	12,901	334,781
Delta Air Lines, Inc.	10,622	538,429
Expeditors International of Washington, Inc.	2,600	117,260
FedEx Corp.	3,585	534,129
JB Hunt Transport Services, Inc.	1,192	87,445
Kansas City Southern	1,400	104,538
Norfolk Southern Corp.	4,000	338,360
Ryder System, Inc.	662	37,622
Southwest Airlines Co.	8,873	382,072
Union Pacific Corp.	11,306	884,129
See financial notes    11

Schwab S&P 500 Index Portfolio
Portfolio Holdings continued
Security	Number of Shares	Value ($)
United Continental Holdings, Inc. *	5,000	286,500
United Parcel Service, Inc., Class B	9,358	900,520
		5,035,498
Utilities 2.9%
AES Corp.	9,089	86,982
AGL Resources, Inc.	1,643	104,840
Ameren Corp.	3,100	134,013
American Electric Power Co., Inc.	6,669	388,603
CenterPoint Energy, Inc.	5,250	96,390
CMS Energy Corp.	4,096	147,784
Consolidated Edison, Inc.	3,935	252,902
Dominion Resources, Inc.	7,926	536,115
DTE Energy Co.	2,438	195,503
Duke Energy Corp.	9,137	652,290
Edison International	4,480	265,261
Entergy Corp.	2,527	172,746
Eversource Energy	4,336	221,439
Exelon Corp.	12,160	337,683
FirstEnergy Corp.	5,381	170,739
NextEra Energy, Inc.	6,232	647,442
NiSource, Inc.	4,092	79,835
NRG Energy, Inc.	4,386	51,623
Pepco Holdings, Inc.	3,150	81,931
PG&E Corp.	6,614	351,799
Pinnacle West Capital Corp.	1,550	99,944
PPL Corp.	8,667	295,805
Public Service Enterprise Group, Inc.	6,714	259,765
SCANA Corp.	1,800	108,882
Sempra Energy	3,131	294,345
TECO Energy, Inc.	3,240	86,346
The Southern Co.	11,629	544,121
WEC Energy Group, Inc.	4,396	225,559
Xcel Energy, Inc.	6,933	248,964
		7,139,651
Total Common Stock
(Cost $125,369,024)		239,812,562

Other Investment Companies 0.1% of net assets
Securities Lending Collateral 0.1%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.08% (c)	360,632	360,632
Total Other Investment Company
(Cost $360,632)		360,632
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.7% of net assets
Time Deposits 1.7%
Australia & New Zealand Banking Group Ltd.
0.09%, 01/04/16	1,638,070	1,638,070
Sumitomo Mitsui Banking Corp.
0.09%, 01/04/16	2,466,753	2,466,753
Total Short-Term Investments
(Cost $4,104,823)		4,104,823

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $132,853,614 and the unrealized appreciation and depreciation were $115,994,618 and ($4,570,215), respectively, with a net unrealized appreciation of $111,424,403.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $355,168.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 12/31/15:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	43	4,376,110	(21,085)

12    See financial notes

Schwab S&P 500 Index Portfolio
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of December 31, 2015 (see financial note 2(a) for additional information):
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$239,812,562	$—	$—	$239,812,562
Other Investment Companies[1]	360,632	—	—	360,632
Short-Term Investments[1]	—	4,104,823	—	4,104,823
Total	$240,173,194	$4,104,823	$—	$244,278,017
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($21,085)	$—	$—	($21,085)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015.
See financial notes    13

Schwab S&P 500 Index Portfolio
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investment in affiliated issuer, at value (cost $211,693)		$518,615
Investments in unaffiliated issuers, at value (cost $129,262,154) including securities on loan of $355,168		243,398,770
Collateral invested for securities on loan, at value (cost $360,632)	+	360,632
Total investments, at value (cost $129,834,479)		244,278,017
Deposit with broker for futures contracts		197,800
Receivables:
Fund shares sold		721,943
Dividends		320,585
Income from securities on loan		864
Interest		15
Prepaid expenses	+	1,273
Total assets		245,520,497
Liabilities
Collateral held for securities on loan		360,632
Payables:
Investment adviser and administrator fees		8,082
Variation margin on futures contracts		41,280
Fund shares redeemed		34,206
Accrued expenses	+	71,054
Total liabilities		515,254
Net Assets
Total assets		245,520,497
Total liabilities	–	515,254
Net assets		$245,005,243
Net Assets by Source
Capital received from investors		131,356,175
Net investment income not yet distributed		4,664,920
Net realized capital losses		(5,438,305)
Net unrealized capital appreciation		114,422,453

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$245,005,243		8,143,533		$30.09

14    See financial notes

Schwab S&P 500 Index Portfolio
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Dividends received from affiliated issuer		$3,582
Dividends received from unaffiliated issuers (net of foreign withholding taxes of $366)		5,177,453
Interest		742
Securities on loan	+	10,972
Total investment income		5,192,749
Expenses
Investment adviser and administrator fees		357,452
Portfolio accounting fees		45,848
Professional fees		41,297
Shareholder reports		38,277
Index fees		26,337
Independent trustees' fees		24,303
Transfer agent fees		22,056
Custodian fees		12,810
Proxy fees		8,552
Registration fees		2,091
Interest expense		11
Other expenses	+	3,861
Total expenses		582,895
Expense reduction by CSIM	–	22,056
Net expenses	–	560,839
Net investment income		4,631,910
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		2,173,540
Net realized gains on futures contracts	+	136,284
Net realized gains		2,309,824
Net change in unrealized appreciation (depreciation) on affiliated issuer		45,555
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(4,318,177)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(38,161)
Net change in unrealized appreciation (depreciation)	+	(4,310,783)
Net realized and unrealized losses		(2,000,959)
Increase in net assets resulting from operations		$2,630,951
See financial notes    15

Schwab S&P 500 Index Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$4,631,910	$3,702,816
Net realized gains		2,309,824	1,355,469
Net change in unrealized appreciation (depreciation)	+	(4,310,783)	21,264,063
Increase in net assets from operations		2,630,951	26,322,348
Distributions to Shareholders
Distributions from net investment income		($3,678,538)	($3,029,534)

Transactions in Fund Shares
		1/1/15-12/31/15		1/1/14-12/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,566,582	$47,451,969	1,454,662	$41,236,683
Shares reinvested		122,292	3,678,538	106,299	3,029,534
Shares redeemed	+	(1,140,704)	(34,550,191)	(1,125,214)	(31,585,512)
Net transactions in fund shares		548,170	$16,580,316	435,747	$12,680,705
Shares Outstanding and Net Assets
		1/1/15-12/31/15		1/1/14-12/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,595,363	$229,472,514	7,159,616	$193,498,995
Total increase	+	548,170	15,532,729	435,747	35,973,519
End of period		8,143,533	$245,005,243	7,595,363	$229,472,514
Net investment income not yet distributed			$4,664,920		$3,717,734
16    See financial notes

Schwab S&P 500 Index Portfolio
Financial Notes
1. Business Structure of the Fund:
Schwab S&P 500 Index Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio™
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2015, 100% of the fund's shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to
17

Schwab S&P 500 Index Portfolio
Financial Notes (continued)
2. Significant Accounting Policies (continued):
the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of December 31, 2015 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of
18

Schwab S&P 500 Index Portfolio
Financial Notes (continued)
2. Significant Accounting Policies (continued):
the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust's Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees, associated with securities lending activities under the trust's Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues through October 2, 2015 and 7.5% to 10% of the gross lending revenues effective October 23, 2015.
As of December 31, 2015, the fund had securities on loan, all of which were classified as common stocks. The values of these securities on loan and the related collateral , if any, are disclosed in the fund's Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in the fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
19

Schwab S&P 500 Index Portfolio
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investment Risk. Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. The fund primarily follows the large-cap portion of the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund's performance is normally below that of the index.
A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, a fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.
Large Cap Risk. Although the S&P 500 Index encompasses stocks from many different sectors of the economy, its performance primarily reflects that of large-cap stocks, which tend to go in and out of favor based on market and economic conditions. As a result, during a period when these stocks fall behind other types of investment — bonds or mid- or small-cap stocks, for instance — the fund’s performance also will lag those investments.
20

Schwab S&P 500 Index Portfolio
Financial Notes (continued)
3. Risk Factors (continued):
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, or asset class.
Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and could cause the fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.
Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.
Security Lending Risk. Securities lending risk involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $500 million	0.15%
More than $500 million but not exceeding $5 billion	0.09%
More than $5 billion but not exceeding $10 billion	0.08%
Over $10 billion	0.07%
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.28% through April 29, 2017.
The fund may engage in certain transactions involving affiliates. For instance, the fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares during the report period:
Balance of Shares Held at 12/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/15	Market Value at 12/31/15	Realized Gains (Losses) 01/01/15 to 12/31/15	Dividends Received 01/01/15 to 12/31/15
14,049	1,700	—	15,749	$518,615	$—	$3,582
The fund may engage in direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2015, the fund's aggregate security transactions with other Schwab Funds were $857,007.
21

Schwab S&P 500 Index Portfolio
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
Prior to October 8, 2015, the fund had access to a committed line of credit of $150 million with State Street Bank and Trust Company (State Street), an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit (the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$23,808,588	$6,992,641
8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The fair value and variation margin for futures contracts held at December 31, 2015 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended December 31, 2015, the month-end average contract values of futures contracts held by the fund was $2,221,757 and the month-end average number of contracts held was 22.
22

Schwab S&P 500 Index Portfolio
Financial Notes (continued)
9. Federal Income Taxes:
As of December 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,586,233
Undistributed long-term capital gains	—
Unrealized appreciation on investments	115,994,618
Unrealized depreciation on investments	(4,570,215)
Net unrealized appreciation (depreciation)	$111,424,403
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2015, the fund had capital loss carryforwards available to offset future net capital gains before the expiration date as follows:
Expiration Date
December 31, 2016	$694,605
December 31, 2017	1,365,160
December 31, 2018	257,470
Total	$2,317,235
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2015, the fund had capital losses deferred in the amount of $44,333 and capital loss carryforwards utilized in the amount of $2,205,263.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$3,678,538
Long-term capital gains	—
Return of capital	—
Prior period distributions
Ordinary income	$3,029,534
Long-term capital gains	—
Return of capital	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2015, the fund made the following reclassifications:
Capital shares	($880,924)
Undistributed net investment income	(6,186)
Net realized capital gains (losses)	887,110
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
23

Schwab S&P 500 Index Portfolio
Financial Notes (continued)
10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
24

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab S&P 500 Index Portfolio
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab S&P 500 Index Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2016
25

Other Federal Tax Information (unaudited)
For corporate shareholders, 100% of the fund's dividend distributions paid during the fiscal year ended December 31, 2015, qualify for the corporate dividends received deduction.
26

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Annuity Portfolios (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	137,284,447.900	7,048,674.065
Marie A. Chandoha	137,503,733.581	6,829,388.384
Joseph R. Martinetto	137,633,167.845	6,699,954.120
Robert W. Burns	137,501,857.881	6,831,264.084
John F. Cogan	137,566,579.387	6,766,542.578
Stephen T. Kochis	136,961,902.616	7,371,219.349
David L. Mahoney	137,406,153.334	6,926,968.631
Kiran M. Patel	137,008,391.344	7,324,730.621
Kimberly S. Patmore	137,230,313.075	7,102,808.890
Charles A. Ruffel	137,543,882.197	6,789,239.768
Gerald B. Smith	137,569,066.711	6,764,055.254
Joseph H. Wender	137,025,207.584	7,307,914.381
27

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009;The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	96	Director, KLA-Tencor Corporation (2008 – present)
28

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
29

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
30

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
31

Notes

Schwab VIT Balanced Portfolio
Annual report dated December 31, 2015

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment
For the 12-month reporting period ended December 31, 2015, U.S. equities outperformed international equities, though both turned in disappointing overall performances. The global economic outlook remained uncertain amid weakness in the price of commodities, the debt crisis in Greece, and the deceleration of the Chinese economy. Meanwhile, expectations of a potential rise in short-term interest rates in the U.S. also contributed to heightened market volatility. At its December meeting, the Federal Reserve increased the target federal funds rate for the first time in almost ten years. Though this move signaled confidence in the U.S. economic recovery and initially resulted in a rally for many U.S. equity indices, stocks fell soon after. The overall U.S. stock market returned 0.5% for the reporting period, as measured by the Dow Jones U.S. Broad Stock Market Index.
Outside the U.S., both international developed and emerging markets were also affected by global growth concerns, commodity weakness, and rate-rise expectations, while also struggling against a strong U.S. dollar. Many foreign currencies depreciated versus the U.S. dollar over the reporting period, as many central banks increased economic measures to stimulate growth and combat threats of deflation. When the U.S. dollar rises against foreign currencies, returns on overseas investments will generally be reduced in U.S. dollar terms. For the 12-month reporting period, the MSCI EAFE Index (Net), representing the performance of developed international stocks, returned -0.8% for the 12-month reporting period, and the MSCI Emerging Markets Index (Net) returned -14.9%.
U.S. bonds generated positive overall returns during the reporting period, outperforming international bonds which ended the year in negative territory. Yields on U.S. bonds experienced ups and downs over reporting period, as speculation surrounding a potential short-term interest rate increase continued until the eventual rate rise in the middle of December. International bonds were also affected by these expectations, and the strength of the U.S. dollar weighed heavily on returns. Reflecting these conditions, the Barclays U.S. Aggregate Bond Index, representing the broad U.S. bond market, returned 0.6% for the reporting period, while the Citigroup Non-U.S. Dollar World Government Bond Index returned -5.5%.
Money market securities continued to help preserve investor capital, while facing another period of low yields.
Asset Class Performance Comparison % returns during the 12 months ended 12/31/2015

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
Schwab VIT Balanced Portfolio1

Portfolio Management
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. She was appointed portfolio manager of the portfolio in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
2Schwab VIT Balanced Portfolio

Schwab VIT Balanced Portfolio
The Schwab VIT Balanced Portfolio (the portfolio) seeks to provide long-term capital appreciation and income. To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.
The portfolio is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in exchange-traded funds (ETFs) from Schwab, as well as unaffiliated ETFs. The portfolio may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third-party mutual funds. The portfolio uses the internally calculated VIT Balanced Composite Index (the composite index) as a performance gauge. The composite index comprises 44% equity, 38% fixed income, 15% cash, and 3% commodities.
Market Highlights. U.S. stocks produced mixed returns for the 12-month reporting period. Large-cap stocks, represented by the S&P 500 Index, returned 1.38%, while small-cap stocks, represented by the Russell 2000 Index, fell 4.41%. Over the reporting period, the U.S. economy showed steady, albeit slow, gains, and in December, after months of anticipation, the Federal Reserve commenced its long-awaited interest rate hike. Internationally, both developed and emerging markets struggled amid weak global commodity prices, slowing growth in China, and economic concerns in Europe, among other impacts. Many foreign currencies depreciated versus the U.S. dollar over the 12-month reporting period, generally reducing overall returns on overseas investments.
Performance. For the 12-month reporting period ended December 31, 2015, the portfolio returned -2.00%. The Dow Jones U.S. Total Stock Market Index and the Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 0.44% and 0.55%, respectively. The composite index, described above, returned -1.18%. Differences between the return of the portfolio and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the portfolio that are not incurred by the index.
Positioning and Strategies. The portfolio’s allocations were broadly in line with those of the composite index.
With commodities particularly weak for the reporting period, the portfolio’s position in the Credit Suisse Commodity Return Strategy Fund, Class I, was a large detractor from the portfolio’s total return. The fund, which fell nearly 25%, underperformed its comparative index slightly, detracting from the portfolio’s relative performance.
The portfolio’s emerging markets exposure also detracted from both total return and relative performance, with the Schwab Emerging Markets Equity ETF™ returning -16.33% for the reporting period. International developed markets also dampened both total return and relative performance, with the Schwab International Equity ETF™ returning -2.50%. On the other hand, international small-caps contributed positively to both total return and relative performance, with the Schwab International Small-Cap Equity ETF™ returning 2.30%.
Among U.S. equity exposures, the portfolio’s smallest stocks detracted the most from total return, with the iShares Micro-Cap ETF and the Schwab U.S. Small-Cap ETF™ returning -5.00% and -4.16%, respectively. U.S. large-cap stocks contributed positively to total return, with the Schwab U.S. Large-Cap ETFTM up just over 1%, slightly underperforming its comparative index. The portfolio’s real estate position was the strongest contributor to total return, with the Schwab U.S. REIT ETF™ returning 4.38% for the reporting period.
The portfolio’s fixed-income exposures produced mixed returns. International bonds were the weakest, with the SPDR® Barclays International Treasury Bond ETF down nearly 7%. In the U.S., the portfolio’s exposures to high-yield bonds, inflation-protected bonds, and corporate bonds all posted negative returns, detracting from total return. The portfolio’s intermediate-term treasury bonds, mortgage-backed securities, and agency bonds exposures, however, all contributed positively to total return.
As of 12/31/15:
Statistics
Number of Holdings	20
Portfolio Turnover Rate	9%
Asset Class Weightings % of Investments[1]
Fixed Income	37.9%
Stocks – U.S.	20.2%
Stocks – International	17.5%
Money Market Fund	12.2%
Real Assets	8.9%
Short-Term Investments	3.3%
Total	100.0%
Top Holdings % of Net Assets[2,3]
Schwab U.S. Large-Cap ETF	15.4%
iShares MBS ETF	12.9%
Schwab Value Advantage Money Fund, Ultra Shares	12.3%
Schwab Intermediate-Term U.S. Treasury ETF	12.1%
Schwab International Equity ETF	11.1%
Schwab U.S. REIT ETF	6.5%
iShares Core U.S. Credit Bond ETF	6.4%
Schwab Emerging Markets Equity ETF	4.5%
Schwab U.S. Small-Cap ETF	3.9%
Credit Suisse Commodity Return Strategy Fund, Class I	2.5%
Total	87.6%
Management views and portfolio holdings may have changed since the report date.
[1]	The portfolio intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
Schwab VIT Balanced Portfolio3

Schwab VIT Balanced Portfolio
Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.
July 25, 2012 – December 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Portfolio and inception Date	1 Year	3 Years	Since Inception
Portfolio: Schwab VIT Balanced Portfolio (07/25/12)	-2.00%	2.95%	4.03%
VIT Balanced Composite Index	-1.18%	3.71%	4.77%
S&P 500 Index	1.38%	15.13%	15.55%
Barclays U.S. Aggregate Bond Index	0.55%	1.44%	1.35%
Fund Category: Morningstar Conservative Allocation	-2.32%	3.18%	5.01%
Portfolio Expense Ratios3: Net 0.75%; Gross 0.87%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.17%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the portfolio. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
4Schwab VIT Balanced Portfolio

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the portfolio and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2015 and held through December 31, 2015.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the portfolio's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/15	Ending Account Value (Net of Expenses) at 12/31/15	Expenses Paid During Period[2] 7/1/15–12/31/15
Schwab VIT Balanced Portfolio
Actual Return	0.58%	$1,000.00	$ 974.00	$2.89
Hypothetical 5% Return	0.58%	$1,000.00	$1,022.28	$2.96
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
Schwab VIT Balanced Portfolio5

Schwab VIT Balanced Portfolio
Financial Statements
Financial Highlights
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	7/25/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$11.61	$11.21	$10.50	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13 [2]	0.15 [2]	0.17 [2]	0.08
Net realized and unrealized gains (losses)	(0.36)	0.31	0.55	0.42
Total from investment operations	(0.23)	0.46	0.72	0.50
Less distributions:
Distributions from net investment income	(0.12)	(0.06)	(0.01)	—
Distributions from net realized gains	(0.01)	(0.00) [3]	—	—
Total distributions	(0.13)	(0.06)	(0.01)	—
Net asset value at end of period	$11.25	$11.61	$11.21	$10.50
Total return	(2.00%)	4.15%	6.89%	5.00% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.58%	0.57%	0.58%	0.58% [6]
Gross operating expenses[5]	0.65%	0.70%	1.07%	10.58% [6]
Net investment income (loss)	1.15%	1.29%	1.55%	3.94% [6]
Portfolio turnover rate	9%	14%	18%	1% [4]
Net assets, end of period (x 1,000,000)	$50	$44	$28	$2

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
6    See financial notes

Schwab VIT Balanced Portfolio
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.2%	Other Investment Companies	47,904,712	48,204,373
3.3%	Short-Term Investments	1,625,513	1,625,513
100.5%	Total Investments	49,530,225	49,829,886
(0.5%)	Other Assets and Liabilities, Net		(231,321)
100.0%	Net Assets		49,598,565

Security	Number of Shares	Value ($)
Other Investment Companies 97.2% of net assets
U.S. Stocks 20.3%
Large-Cap 15.4%
Schwab U.S. Large-Cap ETF (a)	156,809	7,616,213
Micro-Cap 1.0%
iShares Micro-Cap ETF	6,801	490,352
Small-Cap 3.9%
Schwab U.S. Small-Cap ETF (a)	37,649	1,960,760
		10,067,325
International Stocks 17.6%
Developed-Market Large-Cap 11.1%
Schwab International Equity ETF (a)	199,918	5,511,739
Developed-Market Small-Cap 2.0%
Schwab International Small-Cap Equity ETF (a)	33,850	977,249
Emerging-Market 4.5%
Schwab Emerging Markets Equity ETF (a)	114,515	2,234,188
		8,723,176
Real Assets 9.0%
Commodity 2.5%
Credit Suisse Commodity Return Strategy Fund, Class I *	277,316	1,250,693
Real Estate 6.5%
Schwab U.S. REIT ETF (a)	80,742	3,200,613
		4,451,306
Security	Number of Shares	Value ($)
Fixed Income 38.0%
Agency Bond 2.0%
iShares Agency Bond ETF	8,867	1,003,301
Corporate Bond 6.4%
iShares Core U.S. Credit Bond ETF	29,527	3,150,826
High Yield Bond 1.0%
SPDR Barclays High Yield Bond ETF	14,746	500,037
Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	15,987	849,389
International Developed-Market Bond 1.9%
SPDR Barclays International Treasury Bond ETF *	18,748	967,959
Mortgage-Backed Bond 12.9%
iShares MBS ETF	59,512	6,409,443
Treasury Bond 12.1%
Schwab Intermediate-Term U.S. Treasury ETF (a)	111,841	5,994,678
		18,875,633
Money Market Fund 12.3%
Schwab Value Advantage Money Fund, Ultra Shares 0.24% (a)(b)	6,086,933	6,086,933
Total Other Investment Companies
(Cost $47,904,712)		48,204,373
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.3% of net assets
Time Deposits 3.3%
Australia & New Zealand Banking Group Ltd.
0.09%, 01/04/16	497,647	497,647
JPMorgan Chase Bank
0.09%, 01/04/16	497,647	497,647
Sumitomo Mitsui Banking Corp.
0.09%, 01/04/16	497,647	497,647
Wells Fargo
0.09%, 01/04/16	132,572	132,572
Total Short-Term Investments
(Cost $1,625,513)		1,625,513

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $49,803,979 and the unrealized appreciation and depreciation were $1,750,691 and ($1,724,784) respectively, with a net unrealized appreciation of $25,907.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

See financial notes    7

Schwab VIT Balanced Portfolio
Portfolio Holdings continued
ETF —	Exchange Traded Fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

The following is a summary of the inputs used to value the fund's investments as of December 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$48,204,373	$—	$—	$48,204,373
Short-Term Investments[1]	—	1,625,513	—	1,625,513
Total	$48,204,373	$1,625,513	$—	$49,829,886
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015.
8    See financial notes

Schwab VIT Balanced Portfolio
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $33,374,999)		$34,431,762
Investments in unaffiliated issuers, at value (cost $16,155,226)	+	15,398,124
Total investments, at value (cost $49,530,225)		49,829,886
Receivables:
Investments sold		120,507
Dividends		15,014
Prepaid expenses	+	258
Total assets		49,965,665
Liabilities
Payables:
Investments bought		328,153
Investment adviser and administrator fees		4,413
Fund shares redeemed		280
Accrued expenses	+	34,254
Total liabilities		367,100
Net Assets
Total assets		49,965,665
Total liabilities	–	367,100
Net assets		$49,598,565
Net Assets by Source
Capital received from investors		48,976,660
Net investment income not yet distributed		579,836
Net realized capital losses		(257,592)
Net unrealized capital appreciation		299,661

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$49,598,565		4,407,657		$11.25

See financial notes    9

Schwab VIT Balanced Portfolio
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$547,637
Dividends received from unaffiliated underlying funds		279,321
Interest	+	462
Total investment income		827,420
Expenses
Investment adviser and administrator fees		215,232
Professional fees		30,514
Transfer agent fees		21,581
Shareholder reports		15,464
Independent trustees' fees		10,865
Portfolio accounting fees		6,971
Custodian fees		4,239
Registration fees		1,824
Proxy fees		1,619
Other expenses	+	964
Total expenses		309,273
Expense reduction by CSIM	–	30,261
Net expenses	–	279,012
Net investment income		548,408
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from unaffiliated underlying funds		31,796
Net realized losses on sales of affiliated underlying funds		(47,711)
Net realized losses on sales of unaffiliated underlying funds	+	(55,202)
Net realized losses		(71,117)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(728,722)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(694,038)
Net change in unrealized appreciation (depreciation)	+	(1,422,760)
Net realized and unrealized losses		(1,493,877)
Decrease in net assets resulting from operations		($945,469)
10    See financial notes

Schwab VIT Balanced Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$548,408	$487,882
Net realized losses		(71,117)	(61,034)
Net change in unrealized appreciation (depreciation)	+	(1,422,760)	918,908
Increase (decrease) in net assets from operations		(945,469)	1,345,756
Distributions to Shareholders
Distributions from net investment income		(488,556)	(222,767)
Distributions from net realized gains	+	(49,718)	(3,104)
Total distributions		($538,274)	($225,871)

Transactions in Fund Shares
		1/1/15-12/31/15		1/1/14-12/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		940,604	$10,818,577	1,672,538	$19,220,062
Shares reinvested		46,604	538,274	19,338	225,870
Shares redeemed	+	(405,834)	(4,681,397)	(387,370)	(4,422,237)
Net transactions in fund shares		581,374	$6,675,454	1,304,506	$15,023,695
Shares Outstanding and Net Assets
		1/1/15-12/31/15		1/1/14-12/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,826,283	$44,406,854	2,521,777	$28,263,274
Total increase	+	581,374	5,191,711	1,304,506	16,143,580
End of period		4,407,657	$49,598,565	3,826,283	$44,406,854
Net investment income not yet distributed			$579,836		$488,217
See financial notes    11

Schwab VIT Balanced Portfolio
Financial Notes
1. Business Structure of the Fund:
Schwab VIT Balanced Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio™
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities and cash equivalents, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2015, 100% of the fund's shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
12

Schwab VIT Balanced Portfolio
Financial Notes (continued)
2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of December 31, 2015 are disclosed in the Portfolio Holdings.
13

Schwab VIT Balanced Portfolio
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.
14

Schwab VIT Balanced Portfolio
Financial Notes (continued)
3. Risk Factors (continued):
Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's share can result in its value being more volatile than the underlying portfolio of securities.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund's investment allocation in the underlying funds and the underlying funds' asset allocation.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund's performance also will lag those investments.
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—an underlying fund's performance also will lag those investments.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
•   Emerging Market Risk. An underlying fund's investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Currency Risk. As a result of an underlying fund's investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
15

Schwab VIT Balanced Portfolio
Financial Notes (continued)
3. Risk Factors (continued):
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth stocks can be volatile for several reasons. Since growth companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company's earning or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the underlying fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•   Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
16

Schwab VIT Balanced Portfolio
Financial Notes (continued)
3. Risk Factors (continued):
•   Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•  Liquidity Risk. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
17

Schwab VIT Balanced Portfolio
Financial Notes (continued)
3. Risk Factors (continued):
•   Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund.
Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities and instruments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund's Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) of the fund to 0.58%.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2015, the Schwab VIT Balanced Portfolio's ownership percentages of other related funds' shares are:
Schwab U.S. Large-Cap ETF	0.1%
Schwab U.S. Small-Cap ETF	0.1%
Schwab International Equity ETF	0.1%
Schwab International Small-Cap Equity ETF	0.1%
Schwab Emerging Markets Equity ETF	0.2%
Schwab U.S. REIT ETF	0.2%
Schwab U.S. TIPS ETF	0.1%
Schwab Intermediate-Term U.S. Treasury ETF	1.4%
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	0.3%
18

Schwab VIT Balanced Portfolio
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended December 31, 2015.
Underlying Funds	Balance of Shares Held at 12/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/15	Market Value at 12/31/15	Realized Gains (Losses) 01/01/15 to 12/31/15	Distributions Received* 01/01/15 to 12/31/15
Schwab U.S. Large-Cap ETF	141,801	34,058	(19,050)	156,809	$7,616,213	$16,449	$147,354
Schwab U.S. Small-Cap ETF	31,894	8,906	(3,151)	37,649	1,960,760	(1,673)	27,966
Schwab International Equity ETF	159,264	56,702	(16,048)	199,918	5,511,739	(31,257)	123,497
Schwab International Small-Cap Equity ETF	30,897	6,680	(3,727)	33,850	977,249	(8,831)	22,798
Schwab Emerging Markets Equity ETF	96,332	29,613	(11,430)	114,515	2,234,188	(22,672)	54,492
Schwab U.S. REIT ETF	70,944	21,522	(11,724)	80,742	3,200,613	5,124	78,048
Schwab U.S. TIPS ETF	13,958	3,277	(1,248)	15,987	849,389	(3,485)	2,339
Schwab Intermediate-Term U.S. Treasury ETF	95,231	25,638	(9,028)	111,841	5,994,678	(1,366)	86,727
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	5,182,485	904,448	—	6,086,933	6,086,933	—	4,416
Total					$34,431,762	($47,711)	$547,637
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
Prior to October 8, 2015, the fund had access to a committed line of credit of $150 million with State Street Bank and Trust Company (State Street), an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit
19

Schwab VIT Balanced Portfolio
Financial Notes (continued)
6. Borrowing from Banks (continued):
(the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$11,169,116	$4,322,400
8. Federal Income Taxes:
As of December 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$579,836
Undistributed long-term capital gains	16,162
Unrealized appreciation on investments	1,750,691
Unrealized depreciation on investments	(1,724,784)
Net unrealized appreciation (depreciation)	$25,907
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$507,868
Long-term capital gains	30,406
Return of capital	—
Prior period distributions
Ordinary income	$225,768
Long-term capital gains	103
Return of capital	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
20

Schwab VIT Balanced Portfolio
Financial Notes (continued)
8. Federal Income Taxes (continued):
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2015, the fund made the following reclassifications:
Capital shares	$—
Undistributed net investment income	31,767
Net realized capital gains (losses)	(31,767)
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
21

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab VIT Balanced Portfolio
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab VIT Balanced Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2015 by correspondence with the custodian, brokers and the transfer agent of the underlying funds, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2016
22

Other Federal Tax Information (unaudited)
For corporate shareholders, 22.31% of the fund's dividend distributions paid during the fiscal year ended December 31, 2015, qualify for the corporate dividends received deduction.
Under Section 852 (b)(3)(C) of the Internal Revenue Code, the fund hereby designates $30,406 as long-term capital gain dividends for the fiscal year ended December 31, 2015.
23

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Annuity Portfolios (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	137,284,447.900	7,048,674.065
Marie A. Chandoha	137,503,733.581	6,829,388.384
Joseph R. Martinetto	137,633,167.845	6,699,954.120
Robert W. Burns	137,501,857.881	6,831,264.084
John F. Cogan	137,566,579.387	6,766,542.578
Stephen T. Kochis	136,961,902.616	7,371,219.349
David L. Mahoney	137,406,153.334	6,926,968.631
Kiran M. Patel	137,008,391.344	7,324,730.621
Kimberly S. Patmore	137,230,313.075	7,102,808.890
Charles A. Ruffel	137,543,882.197	6,789,239.768
Gerald B. Smith	137,569,066.711	6,764,055.254
Joseph H. Wender	137,025,207.584	7,307,914.381
24

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009;The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	96	Director, KLA-Tencor Corporation (2008 – present)
25

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
26

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
27

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
28

Glossary
Barclays Global Treasury ex-U.S. Index  An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.
Barclays High Yield Very Liquid Index  An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/ BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.
Barclays U.S. Aggregate: Agencies Index  An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Credit Index  An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index  An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)  A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.
Barclays 3 – 10 Year U.S. Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Dow Jones-UBS Commodity Index  A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Select REIT Index  A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).
Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
FTSE Developed ex-US Index  An index comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the US. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex-US Liquid Index  An index comprised of small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
MSCI EAFE Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe.
29

Russell Microcap Index  An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
VIT Balanced Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 15% Dow Jones U.S. Large Cap Total Stock Market
Index, 4% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 11% FTSE Developed ex-US Index (Net), 2% FTSE Developed Small Cap ex-US Liquid Index (Net), 5% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 3% Dow Jones UBS Commodity Index, 2% Barclays U.S. TIPS Index (Series-L), 12% Barclays 3 – 10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Aggregate: Agencies Index, 6% Barclays U.S. Credit Index, 13% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 2% Barclays Global Treasury ex-U.S. [Capped] Index, 1% Barclays High Yield Bond Very Liquid Index, 15% Barclays U.S. Treasury Bills: 1 – 3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
30

Schwab VIT Balanced with Growth Portfolio
Annual report dated December 31, 2015

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment
For the 12-month reporting period ended December 31, 2015, U.S. equities outperformed international equities, though both turned in disappointing overall performances. The global economic outlook remained uncertain amid weakness in the price of commodities, the debt crisis in Greece, and the deceleration of the Chinese economy. Meanwhile, expectations of a potential rise in short-term interest rates in the U.S. also contributed to heightened market volatility. At its December meeting, the Federal Reserve increased the target federal funds rate for the first time in almost ten years. Though this move signaled confidence in the U.S. economic recovery and initially resulted in a rally for many U.S. equity indices, stocks fell soon after. The overall U.S. stock market returned 0.5% for the reporting period, as measured by the Dow Jones U.S. Broad Stock Market Index.
Outside the U.S., both international developed and emerging markets were also affected by global growth concerns, commodity weakness, and rate-rise expectations, while also struggling against a strong U.S. dollar. Many foreign currencies depreciated versus the U.S. dollar over the reporting period, as many central banks increased economic measures to stimulate growth and combat threats of deflation. When the U.S. dollar rises against foreign currencies, returns on overseas investments will generally be reduced in U.S. dollar terms. For the 12-month reporting period, the MSCI EAFE Index (Net), representing the performance of developed international stocks, returned -0.8% for the 12-month reporting period, and the MSCI Emerging Markets Index (Net) returned -14.9%.
U.S. bonds generated positive overall returns during the reporting period, outperforming international bonds which ended the year in negative territory. Yields on U.S. bonds experienced ups and downs over reporting period, as speculation surrounding a potential short-term interest rate increase continued until the eventual rate rise in the middle of December. International bonds were also affected by these expectations, and the strength of the U.S. dollar weighed heavily on returns. Reflecting these conditions, the Barclays U.S. Aggregate Bond Index, representing the broad U.S. bond market, returned 0.6% for the reporting period, while the Citigroup Non-U.S. Dollar World Government Bond Index returned -5.5%.
Money market securities continued to help preserve investor capital, while facing another period of low yields.
Asset Class Performance Comparison % returns during the 12 months ended 12/31/2015

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
Schwab VIT Balanced with Growth Portfolio1

Portfolio Management
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. She was appointed portfolio manager of the portfolio in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
2Schwab VIT Balanced with Growth Portfolio

Schwab VIT Balanced with Growth Portfolio
The Schwab VIT Balanced with Growth Portfolio (the portfolio) seeks to provide long-term capital appreciation and income. To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.
The portfolio is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in exchange-traded funds (ETFs) from Schwab, as well as unaffiliated ETFs. The portfolio may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third-party mutual funds. The portfolio uses the internally calculated VIT Balanced with Growth Composite Index (the composite index) as a performance gauge. The composite index comprises 61% equity, 30% fixed income, 5% cash, and 4% commodities.
Market Highlights. U.S. stocks produced mixed returns for the 12-month reporting period. Large-cap stocks, represented by the S&P 500 Index, returned 1.38%, while small-cap stocks, represented by the Russell 2000 Index, fell 4.41%. Over the reporting period, the U.S. economy showed steady, albeit slow, gains, and in December, after months of anticipation, the Federal Reserve commenced its long-awaited interest rate hike. Internationally, both developed and emerging markets struggled amid weak global commodity prices, slowing growth in China, and economic concerns in Europe, among other impacts. Many foreign currencies depreciated versus the U.S. dollar over the 12-month reporting period, generally reducing overall returns on overseas investments.
Performance. For the 12-month reporting period ended December 31, 2015, the portfolio returned -2.47%. The Dow Jones U.S. Total Stock Market Index and the Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 0.44% and 0.55%, respectively. The composite index, described above, returned -1.73%. Differences between the return of the portfolio and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the portfolio that are not incurred by the index.
Positioning and Strategies. The portfolio’s allocations were broadly in line with those of the composite index.
With commodities particularly weak for the reporting period, the portfolio’s position in the Credit Suisse Commodity Return Strategy Fund, Class I, was a large detractor from total return. The fund, which fell nearly 25%, underperformed its comparative index slightly, detracting from the portfolio’s relative performance.
The portfolio’s emerging markets exposure also detracted from both total return and relative performance, with the Schwab Emerging Markets Equity ETFTM returning -16.33% for the reporting period. International developed markets also dampened both total return and relative performance, with the Schwab International Equity ETFTM down 2.50%. On the other hand, international small-caps contributed positively to both total return and relative performance, with the Schwab International Small-Cap Equity ETFTM returning 2.30%.
Among U.S. equity exposures, the portfolio’s smallest stocks detracted the most from total return, with the iShares Micro-Cap ETF and the Schwab U.S. Small-Cap ETFTM returning -5.00% and -4.16%, respectively. U.S. large-cap stocks contributed positively to total return, with the Schwab U.S. Large-Cap ETFTM up just over 1%, slightly underperforming its comparative index. The portfolio’s real estate position was the strongest contributor to total return, with the Schwab U.S. REIT ETFTM returning 4.38% for the reporting period.
The portfolio’s fixed income exposures produced mixed returns. International bonds were the weakest, with the SPDR® Barclays International Treasury Bond ETF down nearly 7%. In the U.S., the portfolio’s exposures to high-yield bonds, inflation-protected bonds, and corporate bonds all posted negative returns, detracting from total return. The portfolio’s intermediate-term treasury bonds, mortgage-backed securities, and agency bonds exposures, however, all contributed positively to total return.
As of 12/31/15:
Statistics
Number of Holdings	20
Portfolio Turnover Rate	7%
Asset Class Weightings % of Investments[1]
Fixed Income	29.8%
Stocks – U.S.	29.0%
Stocks – International	25.4%
Real Assets	9.9%
Short-Term Investments	3.5%
Money Market Fund	2.4%
Total	100.0%
Top Holdings % of Net Assets[2,3]
Schwab U.S. Large-Cap ETF	22.4%
Schwab International Equity ETF	17.1%
iShares MBS ETF	10.9%
Schwab Intermediate-Term U.S. Treasury ETF	9.1%
Schwab U.S. REIT ETF	6.5%
Schwab U.S. Small-Cap ETF	5.9%
Schwab Emerging Markets Equity ETF	5.5%
iShares Core U.S. Credit Bond ETF	4.3%
Credit Suisse Commodity Return Strategy Fund, Class I	3.5%
Schwab International Small-Cap Equity ETF	3.0%
Total	88.2%
Management views and portfolio holdings may have changed since the report date.
[1]	The portfolio intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
Schwab VIT Balanced with Growth Portfolio3

Schwab VIT Balanced with Growth Portfolio
Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.
July 25, 2012 – December 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Portfolio and inception Date	1 Year	3 Years	Since Inception
Portfolio: Schwab VIT Balanced with Growth Portfolio (07/25/12)	-2.47%	4.01%	5.58%
VIT Balanced with Growth Composite Index	-1.73%	4.96%	6.48%
S&P 500 Index	1.38%	15.13%	15.55%
Barclays U.S. Aggregate Bond Index	0.55%	1.44%	1.35%
Fund Category: Morningstar Moderate Allocation	-1.93%	6.96%	8.52%
Portfolio Expense Ratios3: 0.73%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.16%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the portfolio. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
4Schwab VIT Balanced with Growth Portfolio

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the portfolio and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2015 and held through December 31, 2015.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the portfolio's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/15	Ending Account Value (Net of Expenses) at 12/31/15	Expenses Paid During Period[2] 7/1/15–12/31/15
Schwab VIT Balanced with Growth Portfolio
Actual Return	0.53%	$1,000.00	$ 961.70	$2.62
Hypothetical 5% Return	0.53%	$1,000.00	$1,022.53	$ 2.70
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
Schwab VIT Balanced with Growth Portfolio5

Schwab VIT Balanced with Growth Portfolio
Financial Statements
Financial Highlights
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	7/25/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$12.26	$11.86	$10.71	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17 [2]	0.19 [2]	0.23 [2]	0.09
Net realized and unrealized gains (losses)	(0.47)	0.30	0.93	0.62
Total from investment operations	(0.30)	0.49	1.16	0.71
Less distributions:
Distributions from net investment income	(0.15)	(0.09)	(0.01)	—
Distributions from net realized gains	(0.01)	(0.00) [3]	—	—
Total distributions	(0.16)	(0.09)	(0.01)	—
Net asset value at end of period	$11.80	$12.26	$11.86	$10.71
Total return	(2.47%)	4.15%	10.79%	7.10% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.53%	0.55%	0.58%	0.58% [6]
Gross operating expenses[5]	0.55%	0.57%	0.75%	16.10% [6]
Net investment income (loss)	1.41%	1.53%	2.07%	4.80% [6]
Portfolio turnover rate	7%	8%	14%	1% [4]
Net assets, end of period (x 1,000,000)	$116	$99	$70	$2

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.

Annualized.
6    See financial notes

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.3%	Other Investment Companies	112,065,272	112,489,714
3.5%	Short-Term Investments	4,022,721	4,022,721
100.8%	Total Investments	116,087,993	116,512,435
(0.8%)	Other Assets and Liabilities, Net		(937,369)
100.0%	Net Assets		115,575,066

Security	Number of Shares	Value ($)
Other Investment Companies 97.3% of net assets
U.S. Stocks 29.3%
Large-Cap 22.4%
Schwab U.S. Large-Cap ETF (a)	531,657	25,822,581
Micro-Cap 1.0%
iShares Micro-Cap ETF	15,874	1,144,515
Small-Cap 5.9%
Schwab U.S. Small-Cap ETF (a)	131,399	6,843,260
		33,810,356
International Stocks 25.6%
Developed-Market Large-Cap 17.1%
Schwab International Equity ETF (a)	717,109	19,770,695
Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF (a)	120,170	3,469,308
Emerging-Market 5.5%
Schwab Emerging Markets Equity ETF (a)	326,853	6,376,902
		29,616,905
Real Assets 10.0%
Commodity 3.5%
Credit Suisse Commodity Return Strategy Fund, Class I *	907,155	4,091,268
Real Estate 6.5%
Schwab U.S. REIT ETF (a)	188,568	7,474,836
		11,566,104
Security	Number of Shares	Value ($)
Fixed Income 30.0%
Agency Bond 2.0%
iShares Agency Bond ETF	20,649	2,336,434
Corporate Bond 4.3%
iShares Core U.S. Credit Bond ETF	46,752	4,988,906
High Yield Bond 1.0%
SPDR Barclays High Yield Bond ETF	34,432	1,167,589
Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	37,266	1,979,943
International Developed-Market Bond 1.0%
SPDR Barclays International Treasury Bond ETF *	21,423	1,106,069
Mortgage-Backed Bond 10.9%
iShares MBS ETF	117,368	12,640,534
Treasury Bond 9.1%
Schwab Intermediate-Term U.S. Treasury ETF (a)	195,906	10,500,562
		34,720,037
Money Market Fund 2.4%
Schwab Value Advantage Money Fund, Ultra Shares 0.24% (a)(b)	2,776,312	2,776,312
Total Other Investment Companies
(Cost $112,065,272)		112,489,714
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.5% of net assets
Time Deposits 3.5%
Australia & New Zealand Banking Group Ltd.
0.09%, 01/04/16	1,161,816	1,161,816
Bank of Tokyo-Mitsubishi UFJ
0.09%, 01/04/16	1,161,816	1,161,816
JPMorgan Chase Bank
0.09%, 01/04/16	537,273	537,273
Sumitomo Mitsui Banking Corp.
0.09%, 01/04/16	1,161,816	1,161,816
Total Short-Term Investments
(Cost $4,022,721)		4,022,721

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $116,547,958 and the unrealized appreciation and depreciation were $5,240,216 and ($5,275,739) respectively, with a net unrealized depreciation of ($35,523).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

See financial notes    7

Schwab VIT Balanced with Growth Portfolio
Portfolio Holdings continued
ETF —	Exchange Traded Fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor's Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

The following is a summary of the inputs used to value the fund's investments as of December 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$112,489,714	$—	$—	$112,489,714
Short-Term Investments[1]	—	4,022,721	—	4,022,721
Total	$112,489,714	$4,022,721	$—	$116,512,435
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015.
8    See financial notes

Schwab VIT Balanced with Growth Portfolio
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $82,497,000)		$85,014,399
Investments in unaffiliated issuers, at value (cost $33,590,993)	+	31,498,036
Total investments, at value (cost $116,087,993)		116,512,435
Receivables:
Investments sold		213,225
Dividends		28,142
Interest		14
Prepaid expenses	+	586
Total assets		116,754,402
Liabilities
Payables:
Investments bought		1,114,694
Investment adviser and administrator fees		11,395
Fund shares redeemed		17,041
Accrued expenses	+	36,206
Total liabilities		1,179,336
Net Assets
Total assets		116,754,402
Total liabilities	–	1,179,336
Net assets		$115,575,066
Net Assets by Source
Capital received from investors		113,905,284
Net investment income not yet distributed		1,597,867
Net realized capital losses		(352,527)
Net unrealized capital appreciation		424,442

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$115,575,066		9,791,462		$11.80

See financial notes    9

Schwab VIT Balanced with Growth Portfolio
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$1,587,353
Dividends received from unaffiliated underlying funds		522,817
Interest	+	971
Total investment income		2,111,141
Expenses
Investment adviser and administrator fees		489,538
Professional fees		33,527
Transfer agent fees		21,674
Shareholder reports		15,483
Independent trustees' fees		15,026
Portfolio accounting fees		8,013
Custodian fees		5,451
Registration fees		3,985
Proxy fees		2,293
Other expenses	+	1,849
Total expenses		596,839
Expense reduction by CSIM	–	21,674
Net expenses	–	575,165
Net investment income		1,535,976
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from unaffiliated underlying funds		63,300
Net realized losses on sales of affiliated underlying funds		(24,415)
Net realized losses on sales of unaffiliated underlying funds	+	(104,951)
Net realized losses		(66,066)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(2,788,379)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(1,736,988)
Net change in unrealized appreciation (depreciation)	+	(4,525,367)
Net realized and unrealized losses		(4,591,433)
Decrease in net assets resulting from operations		($3,055,457)
10    See financial notes

Schwab VIT Balanced with Growth Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$1,535,976	$1,355,907
Net realized losses		(66,066)	(30,819)
Net change in unrealized appreciation (depreciation)	+	(4,525,367)	1,972,105
Increase (decrease) in net assets from operations		(3,055,457)	3,297,193
Distributions to Shareholders
Distributions from net investment income		(1,356,819)	(672,772)
Distributions from net realized gains	+	(87,737)	(12,459)
Total distributions		($1,444,556)	($685,231)

Transactions in Fund Shares
		1/1/15-12/31/15		1/1/14-12/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,055,682	$25,269,529	2,491,882	$30,247,487
Shares reinvested		117,730	1,444,556	55,127	685,231
Shares redeemed	+	(480,612)	(5,915,610)	(325,359)	(3,961,691)
Net transactions in fund shares		1,692,800	$20,798,475	2,221,650	$26,971,027
Shares Outstanding and Net Assets
		1/1/15-12/31/15		1/1/14-12/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,098,662	$99,276,604	5,877,012	$69,693,615
Total increase	+	1,692,800	16,298,462	2,221,650	29,582,989
End of period		9,791,462	$115,575,066	8,098,662	$99,276,604
Net investment income not yet distributed			$1,597,867		$1,356,140
See financial notes    11

Schwab VIT Balanced with Growth Portfolio
Financial Notes
1. Business Structure of the Fund:
Schwab VIT Balanced with Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio™
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities and cash equivalents, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2015, 100% of the fund's shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
12

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)
2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of December 31, 2015 are disclosed in the Portfolio Holdings.
13

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.
14

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)
3. Risk Factors (continued):
Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's share can result in its value being more volatile than the underlying portfolio of securities.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund's investment allocation in the underlying funds and the underlying funds' asset allocation.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund's performance also will lag those investments.
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—an underlying fund's performance also will lag those investments.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
•   Emerging Market Risk. An underlying fund's investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Currency Risk. As a result of an underlying fund's investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company's prospects for growth of revenue and earnings. Growth stocks can be volatile for several reasons. Since growth companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value
15

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)
3. Risk Factors (continued):
stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company's earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the underlying fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•   Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
16

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)
3. Risk Factors (continued):
•   Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•  Liquidity Risk. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
17

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)
3. Risk Factors (continued):
•   Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund.
Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities and instruments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund's Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) of the fund to 0.58%.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2015, the Schwab VIT Balanced with Growth Portfolio's ownership percentages of other related funds' shares are:
Schwab U.S. Large-Cap ETF	0.5%
Schwab U.S. Small-Cap ETF	0.2%
Schwab International Equity ETF	0.4%
Schwab International Small-Cap Equity ETF	0.5%
Schwab Emerging Markets Equity ETF	0.4%
Schwab U.S. REIT ETF	0.4%
Schwab U.S. TIPS ETF	0.2%
Schwab Intermediate-Term U.S. Treasury ETF	2.4%
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	0.1%
18

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended December 31, 2015.
Underlying Funds	Balance of Shares Held at 12/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/15	Market Value at 12/31/15	Realized Gains (Losses) 01/01/15 to 12/31/15	Distributions Received* 01/01/15 to 12/31/15
Schwab U.S. Large-Cap ETF	458,286	112,393	(39,022)	531,657	$25,822,581	$59,364	$490,183
Schwab U.S. Small-Cap ETF	107,162	28,368	(4,131)	131,399	6,843,260	(7,120)	94,455
Schwab International Equity ETF	562,561	181,446	(26,898)	717,109	19,770,695	(63,748)	437,394
Schwab International Small-Cap Equity ETF	103,790	24,206	(7,826)	120,170	3,469,308	(20,970)	79,180
Schwab Emerging Markets Equity ETF	258,260	82,816	(14,223)	326,853	6,376,902	(35,853)	153,686
Schwab U.S. REIT ETF	158,515	49,363	(19,310)	188,568	7,474,836	54,387	178,124
Schwab U.S. TIPS ETF	31,344	9,307	(3,385)	37,266	1,979,943	(11,271)	5,452
Schwab Intermediate-Term U.S. Treasury ETF	156,770	48,672	(9,536)	195,906	10,500,562	796	146,831
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	2,774,250	2,062	—	2,776,312	2,776,312	—	2,048
Total					$85,014,399	($24,415)	$1,587,353
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
Prior to October 8, 2015, the fund had access to a committed line of credit of $150 million with State Street Bank and Trust Company (State Street), an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit
19

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)
6. Borrowing from Banks (continued):
(the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$27,519,718	$7,353,711
8. Federal Income Taxes:
As of December 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,597,867
Undistributed long-term capital gains	107,438
Unrealized appreciation on investments	5,240,216
Unrealized depreciation on investments	(5,275,739)
Net unrealized appreciation (depreciation)	($35,523)
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$1,388,723
Long-term capital gains	55,833
Return of capital	—
Prior period distributions
Ordinary income	$685,099
Long-term capital gains	132
Return of capital	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
20

Schwab VIT Balanced with Growth Portfolio
Financial Notes (continued)
8. Federal Income Taxes (continued):
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2015, the fund made the following reclassifications:
Capital shares	$—
Undistributed net investment income	62,570
Net realized capital gains (losses)	(62,570)
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
21

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab VIT Balanced with Growth Portfolio
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab VIT Balanced with Growth Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2015 by correspondence with the custodian, brokers and the transfer agent of the underlying funds, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2016
22

Other Federal Tax Information (unaudited)
For corporate shareholders, 27.36% of the fund's dividend distributions paid during the fiscal year ended December 31, 2015, qualify for the corporate dividends received deduction.
Under Section 852 (b)(3)(C) of the Internal Revenue Code, the fund hereby designates $55,833 as long-term capital gain dividends for the fiscal year ended December 31, 2015.
23

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Annuity Portfolios (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	137,284,447.900	7,048,674.065
Marie A. Chandoha	137,503,733.581	6,829,388.384
Joseph R. Martinetto	137,633,167.845	6,699,954.120
Robert W. Burns	137,501,857.881	6,831,264.084
John F. Cogan	137,566,579.387	6,766,542.578
Stephen T. Kochis	136,961,902.616	7,371,219.349
David L. Mahoney	137,406,153.334	6,926,968.631
Kiran M. Patel	137,008,391.344	7,324,730.621
Kimberly S. Patmore	137,230,313.075	7,102,808.890
Charles A. Ruffel	137,543,882.197	6,789,239.768
Gerald B. Smith	137,569,066.711	6,764,055.254
Joseph H. Wender	137,025,207.584	7,307,914.381
24

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009;The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	96	Director, KLA-Tencor Corporation (2008 – present)
25

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)
26

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
27

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
28

Glossary
Barclays Global Treasury ex-U.S. Index  An index that tracks fixed-rate local currency non-U.S. government debt of investment grade countries with a remaining maturity of at least one year. The Capped version of the index uses custom weights.
Barclays High Yield Very Liquid Index  An index that includes publicly issued U.S. dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, are rated high-yield (Ba1/BB+/ BB+ or below) using the middle rating of Moody’s, S&P, and Fitch, respectively, and have $600 million or more of outstanding face value.
Barclays U.S. Aggregate: Agencies Index  An index that measures fixed rate securities issued by U.S. government agencies with at least one year to final maturity and $250 million par amount outstanding. The index is a sub-set of the Barclays US Aggregate: Government-Related Index.
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Credit Index  An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index  An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)  A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.
Barclays 3 – 10 Year U.S. Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Dow Jones-UBS Commodity Index  A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Select REIT Index  A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).
Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
FTSE Developed ex-US Index  An index comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the US. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex-US Liquid Index  An index comprised of small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
MSCI EAFE Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe.
29

Russell Microcap Index  An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
VIT Balanced with Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 22% Dow Jones U.S. Large Cap Total Stock
Market Index, 6% Dow Jones U.S. Small-Cap Total Stock Market Index, 1% Russell Microcap Index, 17% FTSE Developed ex-US Index (Net), 3% FTSE Developed Small Cap ex-US Liquid Index (Net), 6% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 2% Barclays U.S. TIPS Index (Series-L), 9% Barclays 3 – 10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Aggregate: Agencies Index, 4% Barclays U.S. Credit Index, 11% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 1% Barclays Global Treasury ex-U.S. [Capped] Index, 1% Barclays High Yield Bond Very Liquid Index, 5% Barclays U.S. Treasury Bill: 1 – 3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.
30

Schwab VIT Growth Portfolio
Annual report dated December 31, 2015

Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Fund’s website at www.csimfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.csimfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.
Investment Adviser: Charles Schwab Investment Management, Inc. (CSIM)

The Investment Environment
For the 12-month reporting period ended December 31, 2015, U.S. equities outperformed international equities, though both turned in disappointing overall performances. The global economic outlook remained uncertain amid weakness in the price of commodities, the debt crisis in Greece, and the deceleration of the Chinese economy. Meanwhile, expectations of a potential rise in short-term interest rates in the U.S. also contributed to heightened market volatility. At its December meeting, the Federal Reserve increased the target federal funds rate for the first time in almost ten years. Though this move signaled confidence in the U.S. economic recovery and initially resulted in a rally for many U.S. equity indices, stocks fell soon after. The overall U.S. stock market returned 0.5% for the reporting period, as measured by the Dow Jones U.S. Broad Stock Market Index.
Outside the U.S., both international developed and emerging markets were also affected by global growth concerns, commodity weakness, and rate-rise expectations, while also struggling against a strong U.S. dollar. Many foreign currencies depreciated versus the U.S. dollar over the reporting period, as many central banks increased economic measures to stimulate growth and combat threats of deflation. When the U.S. dollar rises against foreign currencies, returns on overseas investments will generally be reduced in U.S. dollar terms. For the 12-month reporting period, the MSCI EAFE Index (Net), representing the performance of developed international stocks, returned -0.8% for the 12-month reporting period, and the MSCI Emerging Markets Index (Net) returned -14.9%.
U.S. bonds generated positive overall returns during the reporting period, outperforming international bonds which ended the year in negative territory. Yields on U.S. bonds experienced ups and downs over reporting period, as speculation surrounding a potential short-term interest rate increase continued until the eventual rate rise in the middle of December. International bonds were also affected by these expectations, and the strength of the U.S. dollar weighed heavily on returns. Reflecting these conditions, the Barclays U.S. Aggregate Bond Index, representing the broad U.S. bond market, returned 0.6% for the reporting period, while the Citigroup Non-U.S. Dollar World Government Bond Index returned -5.5%.
Money market securities continued to help preserve investor capital, while facing another period of low yields.
Asset Class Performance Comparison % returns during the 12 months ended 12/31/2015

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views and portfolio holdings may have changed since the report date.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs and expenses, and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
Schwab VIT Growth Portfolio1

Portfolio Management
Zifan Tang, Ph.D., CFA, Managing Director and Head of Asset Allocation Strategies, leads the portfolio management team and has overall responsibility for all aspects of the management of the portfolio. She was appointed portfolio manager of the portfolio in February 2012. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and, from 1997 to 2009, worked as a portfolio manager at Barclays Global Investors, which was subsequently acquired by BlackRock.
2Schwab VIT Growth Portfolio

Schwab VIT Growth Portfolio
The Schwab VIT Growth Portfolio (the portfolio) seeks to provide long-term capital appreciation. To pursue its goal, the portfolio aims to provide diversification across major asset classes, including domestic equity securities, international equity securities, real assets, fixed income securities, and money market investments, as well as diversification across a range of sub-asset classes within the major asset classes.
The portfolio is considered a “fund-of-funds” in that it gains exposure to these asset classes by primarily investing in exchange-traded funds (ETFs) from Schwab, as well as unaffiliated ETFs. The portfolio may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third-party mutual funds. The portfolio uses the internally calculated VIT Growth Composite Index (the composite index) as a performance gauge. The composite index comprises 78% equity, 13% fixed income, 5% cash, and 4% commodities.
Market Highlights.  U.S. stocks produced mixed returns for the 12-month reporting period. Large-cap stocks, represented by the S&P 500 Index, returned 1.38%, while small-cap stocks, represented by the Russell 2000 Index, fell 4.41%. Over the reporting period, the U.S. economy showed steady, albeit slow, gains, and in December, after months of anticipation, the Federal Reserve commenced its long-awaited interest rate hike. Internationally, both developed and emerging markets struggled amid weak global commodity prices, slowing growth in China, and economic concerns in Europe, among other impacts. Many foreign currencies depreciated versus the U.S. dollar over the 12-month reporting period, generally reducing overall returns on overseas investments.
Performance. For the 12-month reporting period ended December 31, 2015, the portfolio returned -2.85%. The Dow Jones U.S. Total Stock Market Index and the Barclays U.S. Aggregate Bond Index, reflecting broad-based U.S. stock and bond market performance, returned 0.44% and 0.55%, respectively. The composite index, described above, returned -2.19%. Differences between the return of the portfolio and the return of the index may be attributable to, among other things, operational and transactional costs incurred by the portfolio that are not incurred by the index.
Positioning and Strategies.  The portfolio’s allocations were broadly in line with those of the composite index.
With commodities particularly weak for the reporting period, the portfolio’s position in the Credit Suisse Commodity Return Strategy Fund, Class I, was a large detractor from total return. The fund, which fell nearly 25%, underperformed its comparative index slightly, detracting from the portfolio’s relative performance.
The portfolio’s emerging markets exposure also detracted from both total return and relative performance, with the Schwab Emerging Markets Equity ETFTM returning -16.33% for the reporting period. International developed markets also dampened both total return and relative performance, with the Schwab International Equity ETFTM down 2.50%. On the other hand, international small-caps contributed positively to both total return and relative performance, with the Schwab International Small-Cap Equity ETFTM returning 2.30%.
Among U.S. equity exposures, the portfolio’s smallest stocks detracted the most from total return, with the iShares Micro-Cap ETF and the Schwab U.S. Small-Cap ETFTM returning -5.00% and -4.16%, respectively. U.S. large-cap stocks contributed positively to total return, with the Schwab U.S. Large-Cap ETFTM up just over 1%, slightly underperforming its comparative index. The portfolio’s real estate position was the strongest contributor to total return, with the Schwab U.S. REIT ETFTM returning 4.38% for the reporting period.
The portfolio’s fixed income exposures produced mixed returns. The portfolio’s exposures to inflation-protected bonds and corporate bonds posted negative returns, detracting from total return, but its intermediate-term treasury bonds and mortgage-backed securities exposures contributed positively.
As of 12/31/15:
Statistics
Number of Holdings	17
Portfolio Turnover Rate	7%
Asset Class Weightings % of Investments[1]
Stocks – U.S.	38.0%
Stocks – International	33.4%
Fixed Income	12.9%
Real Assets	10.0%
Short-Term Investments	3.2%
Money Market Fund	2.5%
Total	100.0%
Top Holdings % of Net Assets[2,3]
Schwab U.S. Large-Cap ETF	29.3%
Schwab International Equity ETF	21.1%
Schwab Emerging Markets Equity ETF	7.5%
Schwab U.S. Small-Cap ETF	6.9%
Schwab U.S. REIT ETF	6.5%
Schwab International Small-Cap Equity ETF	5.0%
iShares MBS ETF	4.9%
Schwab Intermediate-Term U.S. Treasury ETF	4.9%
Credit Suisse Commodity Return Strategy Fund, Class I	3.5%
iShares Core U.S. Credit Bond ETF	2.4%
Total	92.0%
Management views and portfolio holdings may have changed since the report date.
[1]	The portfolio intends to primarily invest in affiliated Schwab ETFs and unaffiliated third-party ETFs. The portfolio may also invest in affiliated Schwab and Laudus Funds mutual funds and unaffiliated third party mutual funds (all such ETFs and mutual funds referred to as “underlying funds”). The portfolio may also invest directly in equity or fixed income securities, and money market investments to achieve its investment objectives.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The holdings listed exclude any temporary liquidity investments.
Schwab VIT Growth Portfolio3

Schwab VIT Growth Portfolio
Performance and Fund Facts as of 12/31/15
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.csimfunds.com/schwabfunds_prospectus.
July 25, 2012 – December 31, 2015
Performance of Hypothetical
$10,000 Investment1

Average Annual Total Returns1,2
Portfolio and inception Date	1 Year	3 Years	Since Inception
Portfolio: Schwab VIT Growth Portfolio (07/25/12)	-2.85%	5.29%	7.40%
VIT Growth Composite Index	-2.19%	6.20%	8.17%
S&P 500 Index	1.38%	15.13%	15.55%
Barclays U.S. Aggregate Bond Index	0.55%	1.44%	1.35%
Fund Category: Morningstar Aggressive Allocation	-2.77%	7.86%	9.55%
Portfolio Expense Ratios3: 0.70%
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definitions, please see the Glossary.
[1]	Portfolio expenses have been partially absorbed by CSIM and its affiliates. Without these reductions, the portfolio’s returns would have been lower. Portfolio performance does not reflect the additional fees and expenses imposed by the insurance company under the variable insurance product contract. If those contract fees and expenses were included, the performance would be less than that shown. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes expenses of the underlying funds in which the portfolio invests. The annualized weighted average expense ratio of the underlying funds was 0.14%. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the portfolio. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual ratios during the period, refer to the Financial Highlights section of the financial statements.
4Schwab VIT Growth Portfolio

Fund Expenses (Unaudited)
Examples for a $1,000 Investment

The portfolio incurs ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the portfolio and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2015 and held through December 31, 2015.
The Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the portfolio under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the portfolio's actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs.

	Expense Ratio[1] (Annualized)	Beginning Account Value at 7/1/15	Ending Account Value (Net of Expenses) at 12/31/15	Expenses Paid During Period[2] 7/1/15–12/31/15
Schwab VIT Growth Portfolio
Actual Return	0.52%	$1,000.00	$ 952.00	$2.56
Hypothetical 5% Return	0.52%	$1,000.00	$1,022.58	$2.65
[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. The expenses incurred by the underlying funds in which the portfolio invests are not included in this ratio.
[2]	Expenses for the portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
Schwab VIT Growth Portfolio5

Schwab VIT Growth Portfolio
Financial Statements
Financial Highlights
	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13	7/25/12 [1]– 12/31/12
Per-Share Data
Net asset value at beginning of period	$13.05	$12.65	$10.95	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.19 [2]	0.20 [2]	0.33 [2]	0.13
Net realized and unrealized gains (losses)	(0.55)	0.30	1.37	0.82
Total from investment operations	(0.36)	0.50	1.70	0.95
Less distributions:
Distributions from net investment income	(0.17)	(0.10)	(0.00) [3]	—
Distributions from net realized gains	(0.02)	(0.00) [3]	—	—
Total distributions	(0.19)	(0.10)	(0.00) [3]	—
Net asset value at end of period	$12.50	$13.05	$12.65	$10.95
Total return	(2.85%)	3.97%	15.56%	9.50% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.52%	0.54%	0.58%	0.59% [6],[7]
Gross operating expenses[5]	0.54%	0.56%	0.77%	26.08% [6]
Net investment income (loss)	1.42%	1.56%	2.72%	3.96% [6]
Portfolio turnover rate	7%	9%	9%	29% [4]
Net assets, end of period (x 1,000,000)	$121	$107	$77	$1

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.

The ratio of net operating expenses would have been 0.58%, if interest expense had not been incurred.
6    See financial notes

Schwab VIT Growth Portfolio
Portfolio Holdings  as of December 31, 2015
This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund's website at www.csimfunds.com/schwabfunds_prospectus.
Holdings by Category		Cost ($)	Value ($)
97.3%	Other Investment Companies	116,934,747	117,598,411
3.2%	Short-Term Investments	3,893,403	3,893,403
100.5%	Total Investments	120,828,150	121,491,814
(0.5%)	Other Assets and Liabilities, Net		(615,301)
100.0%	Net Assets		120,876,513

Security	Number of Shares	Value ($)
Other Investment Companies 97.3% of net assets
U.S. Stocks 38.2%
Large-Cap 29.3%
Schwab U.S. Large-Cap ETF (a)	729,210	35,417,730
Micro-Cap 2.0%
iShares Micro-Cap ETF	33,212	2,394,585
Small-Cap 6.9%
Schwab U.S. Small-Cap ETF (a)	160,400	8,353,632
		46,165,947
International Stocks 33.6%
Developed-Market Large-Cap 21.1%
Schwab International Equity ETF (a)	924,637	25,492,242
Developed-Market Small-Cap 5.0%
Schwab International Small-Cap Equity ETF (a)	209,490	6,047,976
Emerging-Market 7.5%
Schwab Emerging Markets Equity ETF (a)	466,231	9,096,167
		40,636,385
Real Assets 10.0%
Commodity 3.5%
Credit Suisse Commodity Return Strategy Fund, Class I *	948,928	4,279,665
Real Estate 6.5%
Schwab U.S. REIT ETF (a)	197,248	7,818,911
		12,098,576
Security	Number of Shares	Value ($)
Fixed Income 12.9%
Corporate Bond 2.4%
iShares Core U.S. Credit Bond ETF	26,909	2,871,459
Inflation-Protected Bond 0.7%
Schwab U.S. TIPS ETF (a)	16,084	854,543
Mortgage-Backed Bond 4.9%
iShares MBS ETF	55,447	5,971,642
Treasury Bond 4.9%
Schwab Intermediate-Term U.S. Treasury ETF (a)	110,435	5,919,316
		15,616,960
Money Market Fund 2.6%
Schwab Value Advantage Money Fund, Ultra Shares 0.24% (a)(b)	3,080,543	3,080,543
Total Other Investment Companies
(Cost $116,934,747)		117,598,411
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 3.2% of net assets
Time Deposits 3.2%
Australia & New Zealand Banking Group Ltd.
0.09%, 01/04/16	1,214,161	1,214,161
Bank of Tokyo-Mitsubishi UFJ
0.09%, 01/04/16	1,214,161	1,214,161
JPMorgan Chase Bank
0.09%, 01/04/16	250,920	250,920
Sumitomo Mitsui Banking Corp.
0.09%, 01/04/16	1,214,161	1,214,161
Total Short-Term Investments
(Cost $3,893,403)		3,893,403

End of Investments.

At 12/31/15, the tax basis cost of the fund's investments was $121,466,573 and the unrealIzed appreciation and depreciation were $6,306,208 and ($6,280,967), respectively, with a net unrealized appreciation of $25,241.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

See financial notes    7

Schwab VIT Growth Portfolio
Portfolio Holdings continued
The following is a summary of the inputs used to value the fund's investments as of December 31, 2015 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$117,598,411	$—	$—	$117,598,411
Short-Term Investments[1]	—	3,893,403	—	3,893,403
Total	$117,598,411	$3,893,403	$—	$121,491,814
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2015.
8    See financial notes

Schwab VIT Growth Portfolio
Statement of
Assets and Liabilities
As of December 31, 2015
Assets
Investments in affiliated underlying funds, at value (cost $99,646,925)		$102,081,060
Investments in unaffiliated issuers, at value (cost $21,181,225)	+	19,410,754
Total investments, at value (cost $120,828,150)		121,491,814
Receivables:
Investments sold		252,059
Fund shares sold		281,989
Dividends		13,083
Interest		14
Prepaid expenses	+	641
Total assets		122,039,600
Liabilities
Payables:
Investments bought		1,115,233
Investment adviser and administrator fees		11,992
Fund shares redeemed		69
Accrued expenses	+	35,793
Total liabilities		1,163,087
Net Assets
Total assets		122,039,600
Total liabilities	–	1,163,087
Net assets		$120,876,513
Net Assets by Source
Capital received from investors		119,015,172
Net investment income not yet distributed		1,688,794
Net realized capital losses		(491,117)
Net unrealized capital appreciation		663,664

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$120,876,513		9,669,595		$12.50

See financial notes    9

Schwab VIT Growth Portfolio
Statement of
Operations
For the period January 1, 2015 through December 31, 2015
Investment Income
Dividends received from affiliated underlying funds		$2,022,587
Dividends received from unaffiliated underlying funds		248,565
Interest	+	975
Total investment income		2,272,127
Expenses
Investment adviser and administrator fees		525,426
Professional fees		34,037
Transfer agent fees		21,550
Independent trustees' fees		15,607
Shareholder reports		15,252
Portfolio accounting fees		8,106
Custodian fees		5,123
Registration fees		3,973
Proxy fees		2,336
Other expenses	+	2,011
Total expenses		633,421
Expense reduction by CSIM	–	21,550
Net expenses	–	611,871
Net investment income		1,660,256
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from unaffiliated underlying funds		29,572
Net realized losses on sales of affiliated underlying funds		(104,508)
Net realized losses on sales of unaffiliated underlying funds	+	(133,950)
Net realized losses		(208,886)
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(3,897,929)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(1,448,329)
Net change in unrealized appreciation (depreciation)	+	(5,346,258)
Net realized and unrealized losses		(5,555,144)
Decrease in net assets resulting from operations		($3,894,888)
10    See financial notes

Schwab VIT Growth Portfolio
Statement of
Changes in Net Assets
For the current and prior report periods
Operations
	1/1/15-12/31/15		1/1/14-12/31/14
Net investment income		$1,660,256	$1,520,782
Net realized losses		(208,886)	(3,129)
Net change in unrealized appreciation (depreciation)	+	(5,346,258)	2,093,968
Increase (decrease) in net assets from operations		(3,894,888)	3,611,621
Distributions to Shareholders
Distributions from net investment income		(1,520,306)	(780,922)
Distributions from net realized gains	+	(172,844)	(5,297)
Total distributions		($1,693,150)	($786,219)

Transactions in Fund Shares
		1/1/15-12/31/15		1/1/14-12/31/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,970,916	$25,958,054	2,461,736	$31,697,774
Shares reinvested		128,953	1,693,150	59,114	786,219
Shares redeemed	+	(600,638)	(7,806,943)	(398,632)	(5,197,010)
Net transactions in fund shares		1,499,231	$19,844,261	2,122,218	$27,286,983
Shares Outstanding and Net Assets
		1/1/15-12/31/15		1/1/14-12/31/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,170,364	$106,620,290	6,048,146	$76,507,905
Total increase	+	1,499,231	14,256,223	2,122,218	30,112,385
End of period		9,669,595	$120,876,513	8,170,364	$106,620,290
Net investment income not yet distributed			$1,688,794		$1,520,135
See financial notes    11

Schwab VIT Growth Portfolio
Financial Notes
1. Business Structure of the Fund:
Schwab VIT Growth Portfolio (the fund) is a series of Schwab Annuity Portfolios (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
Schwab Annuity Portfolios (organized January 21, 1994)
Schwab Money Market Portfolio™
Schwab MarketTrack Growth Portfolio II™
Schwab S&P 500 Index Portfolio
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio

The fund is a “fund of funds” which primarily invests in affiliated Schwab ETFs and unaffiliated third-party ETFs. The fund may also invest in affiliated Schwab and Laudus mutual funds and unaffiliated third-party mutual funds (all such ETFs and mutual funds referred to as underlying funds). The fund may also invest directly in equity or fixed-income securities and cash equivalents, including bonds, cash equivalents, money market funds and money market investments, to achieve its investment objectives.
The fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund's Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund is intended as an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by separate accounts of participating life insurance companies and for pension and retirement plans qualified under the Internal Revenue Code of 1986, as amended. At December 31, 2015, 100% of the fund's shares were held through one insurance company. Subscriptions and redemptions of these insurance separate accounts could have a material impact on the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds' financial statements. For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission's (SEC) website at www.sec.gov or at the SEC's Public Reference Room in Washington D.C.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

Schwab VIT Growth Portfolio
Financial Notes (continued)
2. Significant Accounting Policies (continued):
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund's results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of December 31, 2015 are disclosed in the Portfolio Holdings.

Schwab VIT Growth Portfolio
Financial Notes (continued)
2. Significant Accounting Policies (continued):
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets. The fund bears its share of the allocable expenses of the underlying funds in which it invests. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to the participating insurance company's (shareholders) separate accounts each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund's prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.
Affiliated Fund Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated ETFs and mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds, without taking fees into consideration.

Schwab VIT Growth Portfolio
Financial Notes (continued)
3. Risk Factors (continued):
Market Risk. Equity and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money.
ETF Risk. When the fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's share can result in its value being more volatile than the underlying portfolio of securities.
Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. The risks below summarize certain principal investment risks of the underlying funds that are also principal investment risks to which the fund is subject because of the fund's investment allocation in the underlying funds and the underlying funds' asset allocation.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, the equity market tends to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Large-Cap Risk. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — bonds or mid- or small- cap stocks, for instance — an underlying fund's performance also will lag those investments.
•   Small-Cap Risk. Historically, small-cap stocks have been riskier than large- and mid-cap stocks and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—bonds or large-cap stocks, for instance—an underlying fund's performance also will lag those investments.
•   Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the underlying fund's investments, and could impair the underlying fund's ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets.
•   Emerging Market Risk. An underlying fund's investments in securities of emerging market countries may involve certain risks that are greater than those associated with investments in securities of developed countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an underlying fund's investments in emerging market countries and, at times, it may be difficult to value such investments.
•   Currency Risk. As a result of an underlying fund's investments in securities denominated in, and/or receiving revenues in foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in an underlying fund would be adversely affected.
•   Growth Investing Risk. Certain of the underlying funds pursue a “growth style” of investing. Growth investing focuses on a company’s prospects for growth of revenue and earnings. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks also can perform differently from the market as a whole

Schwab VIT Growth Portfolio
Financial Notes (continued)
3. Risk Factors (continued):
and other types of stocks and can be more volatile than other types of stocks. Since growth companies usually invest a high portion of earnings in their business, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Value Investing Risk. Certain of the underlying funds may pursue a “value style” of investing. Value investing focuses on companies whose stocks appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If an underlying fund’s investment adviser’s (or sub-adviser’s) assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the underlying fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.
•   Debt Securities Risk. Bond prices generally fall when interest rates rise. Bonds with longer maturities tend to be more sensitive to this risk. Underlying fund performance also could be affected if an issuer or guarantor of a bond held by the fund fails to make timely principal or interest payments or otherwise honor its obligations. Lower-quality bonds are considered speculative with respect to their issuer's ability to make timely payments or otherwise honor their obligations. In addition, prices of lower-quality bonds tend to be more volatile than those of investment-grade bonds, and may fall based on bad news about the issuer, an industry or the overall economy.
•   Interest Rate Risk. An underlying fund’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an underlying fund’s yield will change over time. During periods when interest rates are low, an underlying fund’s yield (and total return) also may be low. Changes in interest rates also may affect an underlying fund's share price: a sharp rise in interest rates could cause the underlying fund's share price to fall. The longer the underlying fund’s duration, the more sensitive to interest rate movements its share price is likely to be. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates.
•   Credit Risk. Certain of the underlying funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations. Securities rated below investment grade (junk bonds) involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s creditworthiness.
•   Prepayment and Extension Risk. An underlying fund’s investments in fixed income securities are subject to the risk that the securities may be paid off earlier or later than expected. Either situation could cause the underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the underlying fund’s yield or share price.
•   U.S. Government Securities Risk. Some of the U.S. government securities that the underlying funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Certain securities such as those issued by the Federal Home Loan Banks are supported by limited lines of credit maintained by their issuers with the U.S. Treasury. Securities issued by other issuers, such as the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the underlying funds own do not extend to shares of the underlying funds themselves.
•   Real Estate Investment Risk. An underlying fund in which the portfolio may invest may have a policy of concentrating its investments in real estate companies and companies related to the real estate industry. Such an underlying fund is subject to risks associated with the direct ownership of real estate securities and a portfolio’s investment in such an underlying fund is subject to risks associated with the direct ownership of real estate securities and an investment in the underlying fund will be closely linked to the performance of the real estate markets. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

Schwab VIT Growth Portfolio
Financial Notes (continued)
3. Risk Factors (continued):
•   Real Estate Investment Trust (REITs) Risk. An underlying fund may invest in REITs. An underlying fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks. For example, equity REITs may be affected by changes in the value of the underlying properties owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended. Further, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and the underlying fund will bear a proportionate share of those expenses.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
•   Commodity Risk. To the extent that an underlying fund invests in commodity-linked derivative instruments, it may subject the underlying fund to greater volatility than investments in traditional securities. Also, commodity-linked investments may be more volatile and less liquid than the underlying commodity. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and other regulatory and market developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
•  Liquidity Risk. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.
•   Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
•   Management Risk. An underlying fund may be an actively managed mutual fund. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund's expenses, the underlying fund's performance is normally below that of the index.
•   Tracking Error Risk. An underlying fund may seek to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
•   Concentration Risk. To the extent that an underlying fund's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Schwab VIT Growth Portfolio
Financial Notes (continued)
3. Risk Factors (continued):
•   Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund.
Direct Investment Risk. The fund may invest directly in individual securities to maintain its allocations. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same securities and instruments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
4. Affiliates and Affiliated Transactions:
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, accrued daily and payable monthly, equal to 0.45% of the fund’s average daily net assets.
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with approval of the fund's Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) of the fund to 0.58%.
The agreement to limit the fund's total expenses charged is limited to the fund's direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related ETFs and mutual funds. As of December 31, 2015, the Schwab VIT Growth Portfolio's ownership percentages of other related funds' shares are:
Schwab U.S. Large-Cap ETF	0.7%
Schwab U.S. Small-Cap ETF	0.3%
Schwab International Equity ETF	0.5%
Schwab International Small-Cap Equity ETF	0.9%
Schwab Emerging Markets Equity ETF	0.6%
Schwab U.S. REIT ETF	0.4%
Schwab U.S. TIPS ETF	0.1%
Schwab Intermediate-Term U.S. Treasury ETF	1.3%
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	0.2%

Schwab VIT Growth Portfolio
Financial Notes (continued)
4. Affiliates and Affiliated Transactions (continued):
Below is a summary of the fund's transactions with its affiliated underlying funds during the period ended December 31, 2015.
Underlying Funds	Balance of Shares Held at 12/31/14	Gross Purchases	Gross Sales	Balance of Shares Held at 12/31/2015	Market Value at 12/31/2015	Realized Gains (Losses) 01/01/15 to 12/31/2015	Distributions Received* 01/01/15 to 12/31/2015
Schwab U.S. Large-Cap ETF	642,848	124,365	(38,003)	729,210	$35,417,730	$6,400	$695,654
Schwab U.S. Small-Cap ETF	134,191	34,363	(8,154)	160,400	8,353,632	(9,504)	118,273
Schwab International Equity ETF	750,998	208,318	(34,679)	924,637	25,492,242	(90,216)	569,090
Schwab International Small-Cap Equity ETF	185,661	38,821	(14,992)	209,490	6,047,976	(37,382)	139,260
Schwab Emerging Markets Equity ETF	366,374	132,169	(32,312)	466,231	9,096,167	(68,448)	220,634
Schwab U.S. REIT ETF	170,419	58,267	(31,438)	197,248	7,818,911	96,979	191,415
Schwab U.S. TIPS ETF	13,459	4,122	(1,497)	16,084	854,543	(5,437)	2,353
Schwab Intermediate-Term U.S. Treasury ETF	88,127	31,129	(8,821)	110,435	5,919,316	3,100	83,636
Schwab Value Advantage Money Fund, Ultra Shares (formerly named Institutional Prime Shares)	3,078,254	2,289	—	3,080,543	3,080,543	—	2,272
Total					$102,081,060	($104,508)	$2,022,587
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
5. Board of Trustees:
At a Special Meeting of Shareholders on December 11, 2015, twelve individuals were elected to serve as trustees of all trusts constituting the Schwab Funds, Laudus Funds and Schwab ETFs effective January 1, 2016. The twelve individuals elected to the Board of Trustees consist of current Schwab Funds and Laudus Funds trustees, current Schwab ETFs trustees and three new nominees. The trustees believe that combining the composition of the Board of Trustees and adding the new nominees will further align oversight of the Schwab Funds, Laudus Funds and Schwab ETFs, among other benefits.
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
6. Borrowing from Banks:
Prior to October 8, 2015, the fund had access to a committed line of credit of $150 million with State Street Bank and Trust Company (State Street), an uncommitted line of credit of $100 million with Bank of America, N.A., and an uncommitted line of credit of $50 million with Brown Brothers Harriman & Co. The fund paid an annual fee to State Street for the committed line of credit. Effective October 8, 2015, the previous lines of credit were terminated and the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $530 million line of credit

Schwab VIT Growth Portfolio
Financial Notes (continued)
6. Borrowing from Banks (continued):
(the Credit Facility), with State Street as agent, which matures on October 6, 2016. Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, the fund pays a commitment fee of 0.125% per annum on its proportionate share of the unused portion of the Credit Facility. There were no borrowings from any of the lines of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.
7. Purchases and Sales/Maturities of Investment Securities:
For the period ended December 31, 2015, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales/Maturities of Securities
$27,628,804	$8,485,192
8. Federal Income Taxes:
As of December 31, 2015, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,688,794
Undistributed long-term capital gains	147,306
Unrealized appreciation on investments	6,306,208
Unrealized depreciation on investments	(6,280,967)
Net unrealized appreciation (depreciation)	$25,241
The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2015, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax-basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$1,569,173
Long-term capital gains	123,977
Return of capital	—
Prior period distributions
Ordinary income	$786,219
Long-term capital gains	—
Return of capital	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

Schwab VIT Growth Portfolio
Financial Notes (continued)
8. Federal Income Taxes (continued):
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2015, the fund made the following reclassifications:
Capital shares	$—
Undistributed net investment income	28,709
Net realized capital gains (losses)	(28,709)
As of December 31, 2015, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2015, the fund did not incur any interest or penalties.
9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of:
Schwab VIT Growth Portfolio
In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab VIT Growth Portfolio (one of the portfolios constituting Schwab Annuity Portfolios, hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities and investments in the underlying funds at December 31, 2015 by correspondence with the custodian, brokers and the respective transfer agent of the underlying funds, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2016

Other Federal Tax Information (unaudited)
For corporate shareholders, 34.61% of the fund's dividend distributions paid during the fiscal year ended December 31, 2015, qualify for the corporate dividends received deduction.
Under Section 852 (b)(3)(C) of the Internal Revenue Code, the fund hereby designates $123,977 as long-term capital gain dividends for the fiscal year ended December 31, 2015.

Shareholder Vote Results (Unaudited)
A Special Meeting of Shareholders of Schwab Annuity Portfolios (the “Trust”) was held on December 11, 2015, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Marie A. Chandoha, Joseph R. Martinetto, Robert W. Burns, John F. Cogan, Stephen T. Kochis, David L. Mahoney, Kiran M. Patel, Kimberly S. Patmore, Charles A. Ruffel, Gerald B. Smith, and Joseph H. Wender. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	137,284,447.900	7,048,674.065
Marie A. Chandoha	137,503,733.581	6,829,388.384
Joseph R. Martinetto	137,633,167.845	6,699,954.120
Robert W. Burns	137,501,857.881	6,831,264.084
John F. Cogan	137,566,579.387	6,766,542.578
Stephen T. Kochis	136,961,902.616	7,371,219.349
David L. Mahoney	137,406,153.334	6,926,968.631
Kiran M. Patel	137,008,391.344	7,324,730.621
Kimberly S. Patmore	137,230,313.075	7,102,808.890
Charles A. Ruffel	137,543,882.197	6,789,239.768
Gerald B. Smith	137,569,066.711	6,764,055.254
Joseph H. Wender	137,025,207.584	7,307,914.381

Trustees and Officers
The tables below give information about the trustees and officers of Schwab Annuity Portfolios, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund's Statement of Additional Information, which is available free by calling 1-800-435-4000.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009;The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	96	Director, PS Business Parks, Inc. (2005 – 2012).
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	96	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – April 2012).	96	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	96	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)	96	Director, KLA-Tencor Corporation (2008 – present)

Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	96	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	96	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	96	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	96	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); and Director, Schwab Holdings, Inc. (May 2008 – present).	96	Director, The Charles Schwab Corporation (2008 – present)

Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).	96	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, and Laudus Trust since 2016)	Senior Executive Vice President and Chief Financial Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (July 2015 – present); Executive Vice President and Chief Financial Officer of The Charles Schwab Corporation and Charles Schwab & Co., Inc. (May 2007 – July 2015); Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director, Executive Vice President and Chief Financial Officer, Schwab Holdings, Inc. (May 2007 – present).	96	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds, plc and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha, and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary
Barclays U.S. Aggregate Bond Index  A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities, and commercial mortgage-backed securities.
Barclays U.S. Credit Index  An index that comprises the Barclays U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
Barclays U.S. Mortgage-Backed Securities (MBS): Agency Fixed Rate MBS Index  An index that measures agency mortgage-backed pass-through fixed-rate securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)  A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.
Barclays 3 – 10 Year U.S. Treasury Bond Index  An index that measures the performance of U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than 10 years.
Barclays U.S. Treasury Bills 1 – 3 Months Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.
Citigroup Non-U.S. Dollar World Government Bond Index  An index that measures the total rate of return performance for the government bonds of 23 countries, excluding the U.S., with a remaining maturity of at least one year.
Dow Jones-UBS Commodity Index  A broadly diversified index composed of futures contracts on physical commodities. The total return index reflects the return on fully collateralized positions in the underlying commodity futures.
Dow Jones U.S. Large-Cap Total Stock Market Index  An index that is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index represents the largest 750 stocks and is float-adjusted market cap weighted.
Dow Jones U.S. Select REIT Index  A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).
Dow Jones U.S. Small-Cap Total Stock Market Index is a subset of the Dow Jones U.S. Total Stock Market Index, which measures all U.S. equity securities with readily available prices. The index includes components ranked 751-2500 by full market capitalization and is float-adjusted market cap weighted.
Dow Jones U.S. Total Stock Market Index  An index that measures all U.S. equity securities with readily available prices.
FTSE Developed ex-US Index  An index comprised of approximately 85% large-cap stocks and 15% mid-cap stocks from more than 20 developed markets, excluding the US. This index defines the large- and mid-cap stocks as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Developed Small Cap ex-US Liquid Index  An index comprised of small-cap companies in developed countries excluding the United States, as defined by the index provider. The index defines the small-cap universe as approximately the bottom 10% of the eligible universe with a minimum free float capitalization of $150 million. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
FTSE Emerging Index  An index comprised of large- and mid-cap companies in emerging countries, as defined by the index provider. The index defines the large and mid-cap universe as approximately the top 90% of the eligible universe. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
MSCI EAFE Index  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index  A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
Russell 2000 Index  An index that measures the performance of the small-cap segment of the U.S. equity universe.
Russell Microcap Index  An index that measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next smallest eligible securities by market cap.
S&P 500 Index  A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.
VIT Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation and calculated using the following portion allocations: 29% Dow Jones U.S. Large Cap Total Stock Market Index, 7% Dow Jones U.S. Small-Cap Total Stock Market Index, 2% Russell Microcap Index, 21% FTSE Developed ex-US Index (Net), 5% FTSE Developed Small Cap ex-US Liquid Index (Net), 8% FTSE Emerging Index (Net), 6% Dow Jones U.S. Select REIT Index, 4% Dow Jones UBS Commodity Index, 1% Barclays U.S. TIPS Index (Series-L), 5% Barclays 3 – 10 Year U.S. Treasury Bond Index, 2% Barclays U.S. Credit Index, 5% Barclays U.S. MBS: Agency Fixed Rate MBS Index, 5% Barclays U.S. Treasury Bills: 1 – 3 Month Index. The index is maintained by CSIM. The components that make up the composite index may vary over time.

Notes

Item 2: Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3: Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran Patel, currently serving on its audit committee, is an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of Mr. Patel as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.

Item 4: Principal Accountant Fees and Services.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014	Fiscal Year 2015	Fiscal Year 2014
$170,684	$194,697	$0	$0	$14,626	$14,200	$2,027	$61

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]	The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e)	(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2015: $16,653	2014: $14,261

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	02/09/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	02/09/2016

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	02/09/2016